Schedule of Investments
ARIZONA TAX-EXEMPT FUND	June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 94.8%
Arizona – 94.8%
Arizona Board of Regents Refunding COPS, University of Arizona Project,
5.00%, 6/1/28	$400	$506
Arizona Board of Regents State University System Revenue Bonds, Series A,
5.00%, 7/1/31	550	634
5.00%, 7/1/34	750	857
5.00%, 7/1/35	750	855
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,174
5.00%, 7/1/41	1,000	1,162
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/31	1,000	1,258
5.00%, 7/1/36	495	610
Arizona Board of Regents University System Revenue Bonds, Series A,
5.00%, 6/1/32	1,500	1,771
Arizona Board of Regents University System Revenue Refunding Bonds,
5.00%, 6/1/33	1,710	2,069
Arizona State Health Facilities Authority Revenue Bonds, Series A, Banner Health,
4.00%, 1/1/43	3,500	3,558
Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 2/1/30	1,000	1,324
Arizona State Lottery Revenue Refunding Bonds,
5.00%, 7/1/21	2,165	2,265
Arizona State Transportation Board Revenue GANS, Series A,
5.00%, 7/1/23	1,000	1,137
Flagstaff G.O. Unlimited Bonds,
5.00%, 7/1/22	1,500	1,640
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	626
5.00%, 7/1/29	750	938
5.00%, 7/1/30	500	623
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8% continued
Arizona – 94.8%continued
5.00%, 7/1/31	$600	$747
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/32	500	633
Glendale Union School District No. 205 G.O. Unlimited Bonds, Series C,
3.00%, 7/1/20	1,225	1,225
Goodyear G.O. Unlimited Refunding Bonds,
5.00%, 7/1/30	400	546
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	870	997
Goodyear Water & Sewer Revenue Bonds, Subordinate Lien Obligations (AGM Insured), Prerefunded,
5.25%, 7/1/21(1)	1,000	1,049
Goodyear Water & Sewer Revenue Bonds, Subordinate Lien Obligations, Second Series (AGM Insured),
3.00%, 7/1/49	400	411
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (BAM Insured),
5.00%, 7/1/34	1,100	1,345
Maricopa County Elementary School District No. 25 Liberty G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 7/1/30	725	947
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/31	275	356
5.00%, 7/1/32	250	321
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
5.25%, 7/1/28(2)	940	1,078
5.50%, 7/1/29(2)	485	560
5.50%, 7/1/30(2)	375	433

NORTHERN FUNDS QUARTERLY REPORT     1    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8% continued
Arizona – 94.8%continued
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	$1,000	$1,215
Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),
5.00%, 7/1/35	625	777
5.00%, 7/1/36	1,175	1,455
Maricopa County Elementary School District No. 92 Pendergast Elementary G.O. Unlimited Bonds, Series D, Project of 2016,
5.00%, 7/1/28	1,000	1,304
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, Series C,
4.00%, 7/1/37	380	450
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/39	1,285	1,522
5.00%, 7/1/47	1,000	1,165
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, Honorhealth,
5.00%, 9/1/42	4,000	4,697
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,465
Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series A, School Improvement Project,
5.00%, 7/1/26	2,250	2,810
Maricopa County School District No. 31 Balsz G.O. Unlimited Bonds, Series A, School Improvement Project of 2018 (AGM Insured),
5.00%, 7/1/31	1,575	1,995
4.00%, 7/1/37	500	570
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8% continued
Arizona – 94.8%continued
Maricopa County Special Health Care District G.O. Unlimited Bonds,
5.00%, 7/1/28	$550	$703
5.00%, 7/1/32	1,000	1,237
5.00%, 7/1/35	1,000	1,222
4.00%, 7/1/38	2,500	2,824
Maricopa County Unified High School District No. 216 Agua Fria G.O. Unlimited Bonds,
3.00%, 7/1/37	1,000	1,088
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series A,
5.00%, 7/1/22	1,375	1,504
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	525	665
5.00%, 7/1/29	650	821
5.00%, 7/1/31	500	625
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series C,
5.00%, 7/1/24	1,000	1,174
Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Bonds, Series C,
5.00%, 7/1/32	1,600	2,055
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series A,
4.00%, 7/1/28	1,000	1,062
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,
4.50%, 7/1/27	1,700	1,885
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A,
5.00%, 7/1/31	1,000	1,323
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010,
4.00%, 7/1/22	1,040	1,079

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8% continued
Arizona – 94.8%continued
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series C, School Improvement Project of 2015,
5.00%, 7/1/30	$1,335	$1,736
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	483
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds,
4.00%, 7/1/39	1,130	1,325
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/37	650	774
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,138
Mesa Utility System Revenue Refunding Bonds, Series A,
5.00%, 7/1/21	1,220	1,277
Mesa Utility System Revenue Refunding Bonds, Series B,
5.00%, 7/1/30	290	389
Mesa Utility System Revenue Refunding Bonds, Series C,
5.00%, 7/1/21	1,000	1,047
5.00%, 7/1/22	675	737
5.00%, 7/1/23	1,000	1,138
Northern Arizona University Revenue Refunding Bonds, Series B (BAM Insured),
5.00%, 6/1/38	2,000	2,548
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
3.00%, 7/1/49	2,000	2,061
4.00%, 7/1/49	1,000	1,110
5.00%, 7/1/49	1,000	1,212
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	4,000	4,822
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8% continued
Arizona – 94.8%continued
Phoenix Civic Improvement Corp. Rental Car Facility Revenue Bonds, Series A,
5.00%, 7/1/39	$2,000	$2,303
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	1,000	1,149
5.00%, 7/1/44	2,850	3,716
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,
4.00%, 7/1/28	1,000	1,122
Pima County COPS,
5.00%, 12/1/20	1,040	1,060
5.00%, 12/1/22	650	721
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	1,000	1,138
Pima County Sewer System Revenue Bonds (AGM Insured), Prerefunded,
5.00%, 7/1/20(1)	1,350	1,350
Pima County Sewer System Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/21(1)	1,000	1,045
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,141
Pima County Unified School District No. 20 G.O. Unlimited Bonds, Vail School Improvement (BAM Insured),
5.00%, 7/1/26	1,685	2,065
Pima County Unified School District No. 6 G.O. Unlimited Bonds, Marana School Improvement (FHLMC Insured),
4.00%, 7/1/29	675	767
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,090
Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds,
5.00%, 1/1/24	1,835	1,877

NORTHERN FUNDS QUARTERLY REPORT     3    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8% continued
Arizona – 94.8%continued
Queen Creek Excise Tax & State Shared Revenue Bonds, Series B,
5.00%, 8/1/47	$2,540	$2,831
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/31	1,000	1,291
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/36	1,105	1,303
Santa Cruz County Unified School District #35 G.O. Unlimited Bonds, Series A, Project of 2019 (AGM Insured),
5.00%, 7/1/28	500	639
Scottsdale G.O. Unlimited Bonds, Series C, Projects of 2015,
5.00%, 7/1/24	100	118
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	2,675	3,519
Tempe G.O. Unlimited Bonds,
5.00%, 7/1/33	1,125	1,479
Tucson Water System Revenue Bonds, Prerefunded,
5.00%, 7/1/21(1)	1,825	1,911
Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	2,450	2,515
4.00%, 8/1/43	1,000	1,101
Yavapai County Jail District Revenue Bonds (BAM Insured),
5.00%, 7/1/31	1,000	1,274
		132,669
Total Municipal Bonds
(Cost $126,405)		132,669

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(3) (4)	3,344,568	$3,345
Total Investment Companies
(Cost $3,345)		3,345

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.3%
Arizona State School District COPS TANS, 2.00%, 7/28/20	$1,500	$1,501
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, 5.00%, 1/1/21	300	307
Total Short-Term Investments
(Cost $1,805)		1,808

Total Investments – 98.5%
(Cost $131,555)		137,822
Other Assets less Liabilities – 1.5%		2,127
NET ASSETS – 100.0%		$139,949

(1)	Maturity date represents the prerefunded date.
(2)	Security has converted to a fixed rate as of July 1, 2015, and is a fixed rate going forward.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

BAM - Build America Mutual

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

GANS - Grant Anticipation Notes

IDA - Industrial Development Authority

S&P - Standard & Poor's

TANS - Tax Anticipation Notes
Percentages shown are based on Net Assets.

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
At June 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	8.5%
AA	72.0
A	15.0
A1 (Short Term)	1.1
Not Rated	1.0
Cash Equivalents	2.4
Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S& P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
General	25.8%
General Obligation	7.1
Higher Education	11.3
Medical	9.7
School District	29.1
All other sectors less than 5%	17.0
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$132,669	$—	$132,669
Investment Companies	3,345	—	—	3,345
Short-Term Investments	—	1,808	—	1,808
Total Investments	$3,345	$134,477	$—	$137,822

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$6,497	$10,662	$13,814	$1	$3,345	3,344,568
NORTHERN FUNDS QUARTERLY REPORT     5    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.8%
California – 93.8%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$953
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	4,000	4,852
Alameda County Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
3.00%, 8/1/42	3,950	4,100
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,205
Anaheim Housing & Public Improvement Authority Revenue Refunding Bonds, Series B,
5.00%, 10/1/28	2,000	2,222
Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	2,124
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H,
5.00%, 4/1/44	2,000	2,414
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(1) (2) (3)	19,975	21,395
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area Toll,
2.00%, 4/1/24(1) (2) (3)	7,620	7,781
2.13%, 4/1/25(1) (2) (3)	16,700	17,176
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	992	1,064
California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,
5.00%, 7/1/39	1,000	1,159
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California – 93.8%continued
California State Department of Water Resources Central Valley Project Revenue Bonds, Series AR,
4.00%, 12/1/34	$1,795	$1,980
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
3.00%, 11/1/44	3,000	3,118
4.00%, 11/1/49	1,900	2,126
California State G.O. Unlimited Bonds,
5.00%, 3/1/26	1,250	1,503
5.25%, 11/1/40	8,500	8,622
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/27	1,845	2,318
5.00%, 10/1/27	3,850	4,992
5.00%, 8/1/28	4,000	5,147
5.00%, 10/1/28	3,000	3,991
5.00%, 3/1/35	3,500	4,660
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/27	2,000	2,506
5.00%, 8/1/28	7,000	8,749
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	1,000	1,196
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	3,500	4,271
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 10/1/26	2,750	3,255
5.00%, 3/1/32	1,125	1,521
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health,
5.00%, 11/15/32	1,200	1,418
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	303

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California – 93.8%continued
California State Health Facilities Financing Authority Revenue Refunding Bonds, Children's Hospital of Orange County,
5.00%, 11/1/28	$700	$912
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health,
2.00%, 10/1/25(1) (2) (3)	2,450	2,550
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/35	2,500	2,992
5.00%, 11/15/46	3,000	3,519
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/39	550	652
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,255
California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),
2.65%, 8/1/36	3,469	3,625
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	2,245	2,702
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,500	1,708
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects,
4.25%, 12/1/20	1,000	1,017
California State University Revenue Bonds, Series A,
5.00%, 11/1/31	2,670	3,605
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California – 93.8%continued
California State University Systemwide Revenue Refunding Bonds, Series A,
4.00%, 11/1/45	$2,600	$2,901
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/23	500	576
5.00%, 5/1/24	1,450	1,705
5.00%, 11/1/28	4,000	5,181
5.25%, 3/1/30	1,500	1,506
5.25%, 10/1/39	1,500	1,816
California State Various Purpose G.O. Unlimited Bonds, Bidding Group,
5.00%, 9/1/28	5,000	6,264
California Statewide Communities Development Authority Revenue Bonds, Viamonte Senior Living Project (California Mortgage Insured),
3.00%, 7/1/26	5,500	5,531
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(4)	1,000	1,164
Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
4.00%, 8/1/48	1,000	1,107
Contra Costa Community College District G.O. Unlimited Bonds, Series B-2,
3.00%, 8/1/35	775	847
Davis Joint Unified School District G.O. Unlimited Bonds (BAM Insured),
3.00%, 8/1/31	2,025	2,209
Desert Community College District G.O. Unlimited Bonds, Riverside & Imperial County,
5.00%, 8/1/43	1,125	1,261
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	1,330	1,627
El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/23(5)	9,940	9,758

NORTHERN FUNDS QUARTERLY REPORT     7    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California – 93.8%continued
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	$1,000	$1,233
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded,
5.38%, 8/1/21(4)	1,500	1,583
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,958
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,326
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,543
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,552
Long Beach Unified School District G.O. Unlimited Bonds, Series F, Election of 2008,
3.00%, 8/1/38	3,270	3,519
Long Beach Unified School District G.O. Unlimited Bonds, Series SE, Election of 2008, Unrefunded Balance,
5.00%, 8/1/20	70	70
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	3,600	3,782
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II,
5.00%, 8/1/24	945	1,033
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	2,002
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series E-1,
5.00%, 12/1/44	3,405	4,142
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California – 93.8%continued
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	$2,630	$3,184
5.00%, 12/1/31	2,000	2,408
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/23	500	558
5.00%, 5/15/24	500	577
5.00%, 5/15/30	1,465	1,854
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	2,000	2,523
5.00%, 5/15/44	1,500	1,822
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	7,435	9,237
5.00%, 5/15/28	7,630	9,669
5.00%, 5/15/29	1,000	1,259
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	640	761
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.25%, 5/15/29	1,170	1,182
5.00%, 5/15/40	1,370	1,385
Los Angeles Department of Water & Power System Revenue Bonds, Series C,
5.00%, 7/1/49	1,000	1,272
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	1,850	2,333
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), Private Activity,
5.00%, 8/1/25	6,750	7,954

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California – 93.8%continued
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
4.00%, 7/1/24	$1,930	$2,204
4.00%, 7/1/25	3,000	3,514
5.00%, 7/1/29	1,500	1,934
5.00%, 7/1/30	190	243
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/24	2,360	2,788
5.00%, 7/1/26	5,440	6,823
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/26	700	878
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), Escrowed to Maturity,
6.00%, 6/1/21	1,185	1,247
Los Angeles Wastewater System Revenue, Subseries A, Green Bonds,
5.00%, 6/1/38	1,100	1,382
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	2,000	2,087
Marin County COPS, Prerefunded,
3.00%, 8/1/20(4)	1,595	1,599
4.00%, 8/1/20(4)	1,140	1,143
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A,
2.50%, 7/1/27	6,650	7,308
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(4)	2,000	2,116
Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/26	1,490	1,794
5.00%, 10/1/27	1,130	1,357
5.00%, 10/1/28	2,770	3,322
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California – 93.8%continued
Modesto Irrigation District Financing Authority Electric System Revenue Refunding Bonds, Series B,
5.00%, 10/1/28	$2,150	$2,789
Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured),
5.00%, 9/1/22	1,445	1,593
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/27	1,000	1,228
5.00%, 10/1/28	670	821
Mount San Antonio Community College District G.O. Unlimited Bonds, Election of 2018, Series A,
5.00%, 8/1/44	1,900	2,424
Natomas Unified School District G.O. Unlimited Bonds (AGM Insured),
3.00%, 8/1/39	1,655	1,739
3.00%, 8/1/40	2,325	2,431
3.00%, 8/1/41	2,590	2,702
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/25	1,690	1,981
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	1,185	1,449
Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/31	3,620	4,447
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	2,000	2,212
Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/22	750	814
5.00%, 8/1/24	600	693
Orange County Local Transportation Authority Sales TRB,
5.00%, 2/15/33	3,000	3,889

NORTHERN FUNDS QUARTERLY REPORT     9    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California – 93.8%continued
Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018,
5.00%, 8/1/42	$3,000	$3,626
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	2,093
Paso Robles Joint Unified School District G.O. Unlimited Bonds, Series A,
4.00%, 8/1/43	4,220	4,796
4.00%, 8/1/46	5,950	6,723
Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	1,000	1,219
Poway Unified School District No. 07 Improvement G.O. Unlimited Bonds, Series 1-A, Election of 2008,
0.00%, 8/1/20(5)	3,280	3,279
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernandino County,
3.00%, 7/1/30	2,295	2,548
Richmond Joint Powers Financing Authority Revenue Refunding Bonds, Series A, Civic Center Project (AGM Insured),
5.00%, 11/1/24	600	704
5.00%, 11/1/25	1,000	1,206
5.00%, 11/1/26	750	924
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series 2013 A, Public Defender & Probation Building, Prerefunded,
5.25%, 11/1/23(4)	150	173
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series 2013 A, Public Defender & Probation Building, Unrefunded Balance,
5.25%, 11/1/24	650	742
Riverside County Transportation Commission Revenue Refunding Bonds, Series A,
3.00%, 6/1/26	5,500	5,952
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California – 93.8%continued
Riverside County Transportation Commission Sales Tax Revenue Refunding Bonds, Series B,
5.00%, 6/1/30	$2,500	$3,193
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	615	703
Sacramento County Airport System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	565	702
5.00%, 7/1/31	500	611
Sacramento County Airport System Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	680	845
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,500	1,505
San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,
5.00%, 11/15/26	1,000	1,203
San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/29	850	1,026
5.00%, 7/1/37	1,000	1,167
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,
5.00%, 10/15/30	1,040	1,219
San Diego Unified School District G.O. Unlimited Bonds, Series I, Election of 2012,
5.00%, 7/1/41	3,380	4,132
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,988
San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Green Bonds,
5.00%, 8/1/31	2,000	2,675

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California – 93.8%continued
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/32	$1,500	$1,792
San Francisco Bay Area Rapid Transit District Sales TRB, Series A,
3.00%, 7/1/44	2,000	2,100
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	3,000	3,672
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
4.00%, 5/1/50	2,145	2,354
5.00%, 5/1/50	1,355	1,622
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds (AMT), Series D,
5.00%, 5/1/25	1,000	1,182
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/24	1,095	1,174
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	5,415	5,823
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Series D, Green Bonds,
5.00%, 11/1/32	1,375	1,743
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,600
San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006,
5.00%, 6/15/22	2,615	2,625
San Francisco County Transportation Authority Sales TRB,
3.00%, 2/1/30	5,000	5,508
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California – 93.8%continued
San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/26	$1,055	$1,238
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded,
5.75%, 3/1/21(4)	2,000	2,073
San Jose Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 3/1/22	1,495	1,588
San Jose G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/31	1,900	2,507
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Prerefunded,
5.00%, 8/1/21(4)	830	872
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Unrefunded Balance,
5.00%, 8/1/23	170	179
San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2015,
4.50%, 8/1/42	1,750	2,084
Santa Clara County Financing Authority Revenue Refunding Bonds, Series Q,
3.00%, 5/15/35	2,500	2,648
Santa Clarita Community College District G.O. Unlimited Bonds,
3.00%, 8/1/44	1,000	1,042
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,145	1,380
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,000	1,202
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(4)	2,000	2,115

NORTHERN FUNDS QUARTERLY REPORT     11    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California – 93.8%continued
Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,
5.00%, 8/1/43	$2,000	$2,474
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase II Project,
5.25%, 7/1/27	1,000	1,048
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No. 1,
5.00%, 7/1/26	4,700	4,700
Stockton Public Financing Authority Parking Revenue Refunding Bonds,
5.00%, 3/1/32	555	671
5.00%, 3/1/33	600	720
5.00%, 3/1/47	1,125	1,290
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/29	465	596
5.00%, 10/1/34	600	752
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/28	625	729
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(4)	1,220	1,380
Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,223
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/29	640	849
5.00%, 8/1/30	680	896
5.00%, 8/1/31	710	930
Visalia Unified School District COPS (AGM Insured),
3.00%, 5/1/27	1,525	1,551
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	1,645	1,651
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California – 93.8%continued
Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A,
5.00%, 9/1/26	$1,000	$1,209
		471,529
Total Municipal Bonds
(Cost $450,544)		471,529

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 5.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(6) (7)	25,804,972	$25,805
Total Investment Companies
(Cost $25,805)		25,805

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, Series E, 2.00%, 4/1/21(1) (2) (3)	$565	$567
Vernon Electric System Revenue Refunding Bonds, Series A, 5.00%, 8/1/20	1,500	1,504
Total Short-Term Investments
(Cost $2,071)		2,071

Total Investments – 99.3%
(Cost $478,420)		499,405
Other Assets less Liabilities – 0.7%		3,374
NET ASSETS – 100.0%		$502,779

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Zero coupon bond.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

HFA - Housing Finance Authority

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

S&P - Standard & Poor's

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At June 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	0.8%
AA	78.5
A	12.3
BBB	1.6
Not Rated	1.6
Cash Equivalents	5.2
Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S& P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
Airport	9.2%
General	14.4
General Obligation	18.7
School District	21.2
Short-Term Investments	5.2
Transportation	12.9
All other sectors less than 5%	18.4
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$471,529	$—	$471,529
Investment Companies	25,805	—	—	25,805
Short-Term Investments	—	2,071	—	2,071
Total Investments	$25,805	$473,600	$—	$499,405

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     13    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	June 30, 2020 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$14,837	$46,149	$35,181	$8	$25,805	25,804,972
TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND	June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.7%
California – 90.7%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$1,000	$1,213
Alameda County Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
3.00%, 8/1/42	3,000	3,114
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
4.00%, 8/1/46	1,000	1,111
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H,
5.00%, 4/1/49	1,000	1,200
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(1) (2) (3)	5,500	5,891
Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured),
5.25%, 8/1/44	1,500	1,821
Cabrillo Unified School District G.O. Unlimited Bonds, Series B, Election 2018,
5.00%, 8/1/50	2,210	2,715
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	993	1,064
California School Finance Authority Educational Facilities Revenue Bonds, Granada Hills Charter Obligated Group,
5.00%, 7/1/54	1,200	1,298
California State Construction G.O. Unlimited Bonds,
3.00%, 10/1/49	1,000	1,060
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
4.00%, 11/1/49	1,000	1,119
California State G.O. Unlimited Bonds, Various Purpose,
3.00%, 3/1/50	1,500	1,592
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.7% continued
California – 90.7%continued
California State G.O. Unlimited Refunding Bonds,
5.00%, 4/1/25	$1,500	$1,819
5.00%, 10/1/28	3,000	3,991
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	2,500	2,991
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	500	610
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/46	1,000	1,173
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/44	625	735
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/42	1,000	1,236
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,
1.75%, 8/1/26(1) (2) (3)	3,500	3,564
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	1,000	1,190
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,000	1,138
5.00%, 5/15/43	1,000	1,128
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 11/1/21	250	266
California State University Systemwide Revenue Refunding Bonds, Series A,
5.00%, 11/1/44	2,500	2,880
4.00%, 11/1/45	1,000	1,116

NORTHERN FUNDS QUARTERLY REPORT     15    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.7% continued
California – 90.7%continued
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/20	$4,000	$4,048
5.25%, 3/1/30	3,500	3,513
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	550	590
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(4)	570	663
6.00%, 8/1/23(4)	1,000	1,170
Compton Unified School District G.O. Unlimited Bonds, Series B (BAM Insured),
4.00%, 6/1/49	1,675	1,867
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/49	1,000	1,135
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
4.00%, 8/1/44	500	566
El Dorado Irrigation District Revenue COPS, Series A,
4.00%, 3/1/50	1,600	1,848
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,602
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded,
5.38%, 8/1/21(4)	3,500	3,695
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,775
Lancaster Financing Authority Revenue Bonds, Measure M & R Street Improvements Project,
4.00%, 6/1/49	2,830	3,203
Long Beach Harbor Revenue Notes, Series C,
4.00%, 7/15/21	1,000	1,035
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.7% continued
California – 90.7%continued
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	$1,400	$1,471
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	1,000	1,258
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/44	500	607
Los Angeles Department of Airports Private Activity Senior Revenue Bonds (AMT),
5.00%, 5/15/21	2,000	2,071
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/29	4,000	5,037
5.00%, 5/15/31	5,000	6,216
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
7/1/47(5)	1,500	1,958
Los Angeles Unified School District G.O. Unlimited Bonds, Series RYQ,
5.00%, 7/1/33	1,000	1,333
4.00%, 7/1/44	2,000	2,340
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/21	1,410	1,477
5.00%, 7/1/24	3,000	3,544
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	1,000	1,044
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	1,450	1,801
Manteca Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Series A (BAM Insured),
4.00%, 10/1/39	500	595

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.7% continued
California – 90.7%continued
Marin County COPS, Prerefunded,
4.25%, 8/1/20(4)	$1,575	$1,580
Mesa Water District COPS,
4.00%, 3/15/45	1,150	1,366
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	1,000	1,097
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series B,
4.00%, 8/1/23	395	439
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(4)	600	635
5.50%, 9/1/21(4)	2,500	2,652
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,477
Mount San Antonio Community College District G.O. Unlimited Bonds, Election of 2018, Series A,
5.00%, 8/1/44	1,000	1,276
New Haven Unified School District G.O. Unlimited Bonds, Series C, Alameda County,
3.00%, 8/1/49	1,520	1,603
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(6)	10,000	7,809
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	2,000	2,212
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
3.00%, 8/1/31	2,435	2,679
Palomar Pomerado Health G.O. Unlimited Convertible Capital Appreciation Bonds, Series A, Election of 2004 (AGC Insured),
7.00%, 8/1/38	5,000	7,192
Riverside County Teeter Obligation Revenue Notes, Series A,
1.38%, 10/22/20	1,500	1,505
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.7% continued
California – 90.7%continued
Riverside Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/43	$2,330	$2,942
Ross Valley Public Financing Authority Revenue Bonds, Sanitary District No. 1 of Marin County,
5.00%, 1/1/36	275	326
5.00%, 1/1/37	215	254
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	55	62
San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,
1.80%, 11/15/27	1,000	1,020
San Diego Unified School District G.O. Unlimited Bonds, Series I, Election of 2012,
5.00%, 7/1/41	1,175	1,436
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	1,000	1,224
5.00%, 5/1/42	1,500	1,751
5.00%, 5/1/49	1,000	1,198
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	1,000	1,204
5.00%, 5/1/50	1,500	1,796
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds (AMT), Series D,
5.00%, 5/1/25	1,000	1,182
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	1,000	1,075
San Francisco City & County G.O. Unlimited Bonds, Series D,
5.00%, 6/15/23	950	1,038
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	2,500	2,667

NORTHERN FUNDS QUARTERLY REPORT     17    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.7% continued
California – 90.7%continued
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded,
5.25%, 3/1/21(4)	$2,075	$2,144
San Jose G.O. Unlimited Bonds, Series A-1,
5.00%, 9/1/42	1,310	1,649
Santa Ana College Improvement District No. 1 Rancho Santiago Community College District G.O. Unlimited Bonds,
3.00%, 8/1/39	2,130	2,238
Santa Ana Gas Tax Revenue Refunding Bonds,
4.00%, 1/1/21	955	973
Santa Clara Electric Revenue Refunding Bonds, Series A, Prerefunded,
6.00%, 7/1/21(4)	1,195	1,262
Santa Clarita Community College District G.O. Unlimited Bonds,
3.00%, 8/1/49	2,475	2,564
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	500	601
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(4)	2,025	2,141
Simi Valley Unified School District G.O. Unlimited Bonds, Series B,
4.00%, 8/1/48	2,130	2,401
South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds (AGM Insured),
5.00%, 9/1/32	500	653
Stockton Public Financing Authority Parking Revenue Refunding Bonds,
5.00%, 3/1/32	250	302
5.00%, 3/1/33	245	294
5.00%, 3/1/47	500	573
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/45	1,000	1,222
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.7% continued
California – 90.7%continued
University of California General Revenue Bonds, Series A,
5.00%, 5/15/38	$600	$666
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(4)	430	486
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	3,051
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	585	742
5.00%, 8/1/28	620	805
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	2,000	2,008
		183,969
Total Municipal Bonds
(Cost $172,449)		183,969

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 7.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(7) (8)	15,931,544	$15,932
Total Investment Companies
(Cost $15,932)		15,932

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.5%
California State Infrastructure & Economic Development Bank Revenue Bonds, Clean Water State, Green Bonds, 5.00%, 10/1/20	$1,975	$1,998
Vernon Electric System Revenue Refunding Bonds, Series A, 5.00%, 8/1/20	1,000	1,003
Total Short-Term Investments
(Cost $2,998)		3,001

Total Investments – 100.0%
(Cost $191,379)		202,902
Liabilities less Other Assets – (0.0%)		(67)
NET ASSETS – 100.0%		$202,835

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2020.
(6)	Zero coupon bond.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

G.O. - General Obligation

HFA - Housing Finance Authority

S&P - Standard & Poor's

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At June 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	5.3%
AA	64.8
A	15.3
A1 (Short Term)	0.7
BBB	3.4
Not Rated	2.6
Cash Equivalents	7.9
Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S& P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
Airport	11.6%
General	12.3
General Obligation	19.3
Higher Education	5.2
School District	26.9
Short-Term Investments	7.9
All other sectors less than 5%	16.8
Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT     19    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued	June 30, 2020 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$183,969	$—	$183,969
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$15,932	$—	$—	$15,932
Short-Term Investments	—	3,001	—	3,001
Total Investments	$15,932	$186,970	$—	$202,902

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$8,041	$29,867	$21,976	$6	$15,932	15,931,544
TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
HIGH YIELD MUNICIPAL FUND	June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.8%
Alabama – 1.0%
Hoover IDB Environmental Improvement Revenue Bonds, United States Steel Corp. (AMT),
5.75%, 10/1/49	$1,000	$857
Lower Alabama Gas District Gas Project Revenue Bonds, Series A,
5.00%, 9/1/46	3,000	4,120
		4,977
Arizona – 6.3%
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project,
5.63%, 7/1/48(1) (2)	2,000	2,119
Arizona State IDA Education Revenue Bonds, Candeo Schools, Inc., Project (School District Credit Program),
4.00%, 7/1/47	700	747
Arizona State IDA Education Revenue Bonds, Christian University Project,
5.63%, 10/1/49(1)	1,300	1,272
Arizona State IDA Education Revenue Bonds, Doral Academy of Nevada - Fire Mesa,
5.00%, 7/15/49	1,675	1,697
Arizona State IDA Education Revenue Bonds, Odyssey Preparatory Academy Project,
4.38%, 7/1/39	1,000	1,003
5.00%, 7/1/49	1,000	1,044
Arizona State IDA Education Revenue Refunding Bonds, Series A, Cadence Campus Project,
4.00%, 7/15/50	1,000	889
La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,
5.00%, 2/15/36	1,400	1,526
5.00%, 2/15/46	3,500	3,753
Maricopa County IDA Educational Revenue Bonds, Arizona Autism Chart Schools Project,
5.00%, 7/1/50	750	766
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
Arizona – 6.3%continued
Maricopa County Pollution Control Corp. Pollution Control Variable Revenue Refunding Bonds, Series A, Public Service of Palo Verde,
6.25%, 1/1/38	$4,000	$4,035
Phoenix Civic Airport Improvement Corp. Revenue Bonds, Junior Lien Airport, Series B (AMT),
4.00%, 7/1/44	2,000	2,192
5.00%, 7/1/49	1,000	1,194
Phoenix IDA Education Facility Revenue Refunding Bonds, Great Hearts Academies,
5.00%, 7/1/46	2,650	2,837
Phoenix IDA Student Housing Revenue Bonds, Downtown Phoenix Student Housing II LLC,
5.00%, 7/1/59	1,000	1,027
Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.00%, 12/1/37	3,000	3,974
Tempe IDA Revenue Bonds, Friendship Village of Tempe Project,
5.00%, 12/1/50	1,500	1,386
		31,461
California – 12.0%
Antelope Valley Healthcare District, Revenue Refunding Bonds, Series A,
5.25%, 3/1/36	1,020	1,060
California Community Housing Agency Essential Housing Revenue Bonds, Verdant at Green Valley Project,
5.00%, 8/1/49(1)	3,000	3,212
California Community Housing Agency Revenue Bonds, Series A, Annadel Apartments Project,
5.00%, 4/1/49	3,000	3,206
California PFA Educational Facilities Revenue Bonds, Trinity Classical Academy,
5.00%, 7/1/54(1)	1,500	1,512
California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,
5.00%, 7/1/49	2,000	2,280

NORTHERN FUNDS QUARTERLY REPORT     21    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California – 12.0%continued
California State Municipal Finance Authority Revenue Bonds, Series A, Baptist University,
5.00%, 11/1/46	$3,000	$3,065
California State Municipal Finance Authority Revenue Refunding Bonds, The Master's University,
5.00%, 8/1/48	510	522
California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project,
5.00%, 12/31/43	5,000	5,669
California State Municipal Finance Authority Special Facility Revenue Bonds (AMT), United Airlines, Inc., Project,
4.00%, 7/15/29	3,000	3,022
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/51	5,000	5,596
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A, Claremont Collegiate Project,
5.00%, 7/1/52(1)	1,000	1,027
California State Pollution Control Financing Authority Solid Waste Disposal Subordinate Green Revenue Bonds (AMT), Calplant I Project,
7.50%, 12/1/39(3)	3,000	480
California State Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds, San Diego County Water Authority,
5.00%, 11/21/45	1,000	1,125
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools,
5.00%, 8/1/46(1) (2)	5,000	5,433
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California – 12.0%continued
California State Statewide Communities Development Authority College Housing Revenue Bonds, NCCD-Hooper Street, LLC-California College,
5.25%, 7/1/49	$1,700	$1,688
California State Statewide Communities Development Authority Student Housing Revenue Bonds, University of California, Irvine Campus,
5.00%, 5/15/42	4,050	4,410
California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Prerefunded,
7.25%, 11/1/21(4)	2,000	2,181
California Statewide Communities Development Authority Revenue Refunding Bonds, Series A, California Baptist University,
5.00%, 11/1/32	500	530
5.00%, 11/1/41	1,000	1,032
California Statewide Communities Development Authority Statewide Revenue Special Assessment Bonds,
9/2/50(5)	500	499
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding Bonds, Series A-1,
5.00%, 6/1/47	5,000	5,061
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/49	4,000	4,794
Santa Paula Special Tax Bonds, Harvest Community Facilities District No.1 Improvement,
4.00%, 9/1/50	1,000	1,010
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities,
5.00%, 6/1/48	1,500	1,769
		60,183

TAX-EXEMPT FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
Colorado – 3.3%
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Science Technology English & Math,
5.00%, 11/1/54	$1,500	$1,584
Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane,
5.00%, 12/31/56	2,000	2,128
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/44	5,000	5,869
Metropolitan District No. 2 G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/49	1,000	983
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Revenue Refunding Bonds, Series A,
5.00%, 12/15/41	3,000	3,010
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners,
6.00%, 1/15/41	3,000	3,005
		16,579
Connecticut – 0.5%
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
4.00%, 7/1/49	1,500	1,484
Hamden Revenue Refunding Bonds, Whitney Center Project,
5.00%, 1/1/50	1,000	890
		2,374
Delaware – 0.4%
Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power,
5.40%, 2/1/31	2,000	2,006
District of Columbia – 1.2%
District of Columbia Revenue Bonds,
5.00%, 7/1/49	2,550	2,788
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
District Of Columbia – 1.2%continued
District of Columbia Revenue Bonds, Cesar Chavez Charter Schools,
7.88%, 11/15/40	$3,185	$3,194
		5,982
Florida – 7.0%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics,
4.00%, 12/1/49	2,000	2,181
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	2,850	2,860
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Pepin Academies, Inc,. Project,
5.75%, 7/1/55(1)	1,000	1,001
Capital Trust Agency Student Housing Revenue Bonds, University Bridge, LLC Student Housing Project,
5.25%, 12/1/43	3,000	2,913
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,289
Escambia County Health Facilities Authority Revenue Refunding Bonds, Baptist Health Care Corp. Obligated Group,
4.00%, 8/15/50	5,000	5,319
Florida Development Finance Corp. Surface Transportation Facilities Revenue Refunding Bonds (AMT), Virgin Trains U.S.A. Pass,
6.38%, 1/1/26(6) (7) (8)	4,000	3,526
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Pepin Academics of Pasco County, Inc., Project,
5.00%, 1/1/50(1)	1,000	963
Florida State Development Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Pro U.S.A., Inc., Project,
5.00%, 5/1/29	1,500	1,596

NORTHERN FUNDS QUARTERLY REPORT     23    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
Florida – 7.0%continued
Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Ringling College Project,
5.00%, 3/1/42	$2,000	$2,116
Ocean Highway & Port Authority Florida Port Facilities Revenue Bonds (AMT), Worldwide Terminals Fenandina Project,
5.50%, 12/1/49(1)	1,500	1,423
Palm Beach County Health Facilities Authority Hospital Revenue Bonds, Baptist Health South Florida,
4.00%, 8/15/49	1,500	1,658
Palm Beach County Revenue Bonds, Palm Beach Atlantic University,
5.00%, 4/1/39(1)	1,750	1,733
Pinellas County IDA Revenue Bonds, 2017 Foundation for Global Understanding Project,
5.00%, 7/1/39	4,000	4,437
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(3)	143	90
Venice Retirement Community Revenue Improvement Bonds, Village on the Isle Project,
5.00%, 1/1/47	1,000	1,007
		35,112
Georgia – 1.9%
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center,
6.75%, 1/1/35	3,000	2,487
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/49	4,000	5,507
White County Development Authority Revenue Bonds, Truett McConnell University Project,
5.25%, 10/1/49	1,500	1,452
		9,446
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
Illinois – 6.3%
Chicago O'Hare International Airport Revenue General Revenue Bonds, Series B, Senior Lien,
5.00%, 1/1/48	$5,000	$5,948
Chicago Waterworks Revenue Bonds, Second Lien,
5.00%, 11/1/29	2,500	2,924
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
5.00%, 1/1/44	5,000	5,792
Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg,
5.13%, 2/15/45	1,500	1,157
Illinois State Finance Authority Revenue Refunding Bonds, Illinois Institute of Technology,
5.00%, 9/1/40	2,000	2,204
Illinois State Finance Authority Revenue Refunding Bonds, Rosalind Franklin University,
5.00%, 8/1/42	1,100	1,184
Illinois State Finance Authority Student Housing & Academic Facilities Revenue Bonds, CHF - Chicago, LLC - University of Illinois at Chicago Project,
5.00%, 2/15/47	5,000	5,009
Illinois State G.O. Unlimited Bonds,
5.50%, 5/1/30	1,000	1,140
Illinois State G.O. Unlimited Refunding Bonds,
5.00%, 2/1/29	1,000	1,076
Illinois State Housing Development Authority Revenue Bonds, Series A (FHLMC, FNMA, GNMA Insured),
4.13%, 10/1/38	2,000	2,248
Illinois State Housing Development Authority Revenue Bonds, Series C (GNMA, FNMA, FHLMC Insured),
2.80%, 10/1/34	1,000	1,057
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, Mccormick Place Expansion Project,
5.00%, 6/15/50	1,000	1,065

TAX-EXEMPT FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
Illinois – 6.3%continued
Upper Illinois River Valley Development Authority Revenue Refunding Bonds, Prairie Crossing Charter,
5.00%, 1/1/45	$250	$251
5.00%, 1/1/55(1)	625	615
		31,670
Indiana – 1.2%
Indiana State Finance Authority Exempt Facilities Revenue Bonds (AMT), Res Polyflow Indiana, Green Bonds,
7.00%, 3/1/39	4,000	3,483
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., Prerefunded,
8.00%, 9/1/21(4)	2,500	2,717
		6,200
Iowa – 0.8%
Iowa State Finance Authority Revenue Bonds, Series A, Lifespace Communities,
5.00%, 5/15/48	4,000	4,007
Kansas – 0.2%
Wichita Health Care Facilities Revenue Refunding Bonds, Presbyterian Manors,
5.00%, 5/15/50	1,000	890
Kentucky – 1.4%
Ashland Medical Center Revenue Refunding Bonds, Ashland Hospital Corp. D/B/A King's Daughters Medical Center,
4.00%, 2/1/38	150	156
Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project,
5.75%, 7/1/49	2,500	2,610
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health,
5.25%, 6/1/50	2,500	2,633
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
Kentucky – 1.4%continued
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Owensboro Health, Inc.,
5.00%, 6/1/45	$1,500	$1,586
		6,985
Louisiana – 3.8%
Calcasieu Parish Memorial Hospital Service District Revenue Refunding Bonds, Lake Charles Memorial Hospital Project,
5.00%, 12/1/39	4,675	5,177
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.00%, 5/15/46	1,000	1,128
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,
5.00%, 5/15/26(4)	50	62
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Jefferson Parish Gomesa Project,
4.00%, 11/1/44	1,000	881
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp.,
6.50%, 8/1/29	2,000	2,006
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp.,
6.50%, 11/1/35	2,000	2,027
Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project, Prerefunded,
6.75%, 5/1/21(4)	1,250	1,312
Louisiana State Public Facilities Authority Revenue Refunding Bonds, Lafayette General Health System,
5.00%, 11/1/41	5,000	5,435

NORTHERN FUNDS QUARTERLY REPORT     25    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
Louisiana – 3.8%continued
Saint James Parish Revenue Bonds, Series 2, Nustar Logistics L.P. Project,
6.35%, 7/1/40	$1,000	$1,171
		19,199
Maine – 1.0%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center,
5.00%, 7/1/43	5,000	5,229
Maryland – 1.0%
Baltimore Special Obligation Tax Allocation Refunding Bonds, Senior Lien, Harbor Point Project,
3.63%, 6/1/46	1,750	1,516
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
6.25%, 1/1/31	1,550	1,637
6.13%, 1/1/36	2,000	2,096
		5,249
Massachusetts – 1.9%
Lowell Massachusetts Collegiate Charter Revenue Bonds,
5.00%, 6/15/49	1,250	1,251
Massachusetts State Development Finance Agency Revenue Bonds, Boston Medical Center, Green Bonds,
5.00%, 7/1/44	2,000	2,208
Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,
5.00%, 10/1/41	5,000	4,922
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/32	1,000	1,148
		9,529
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
Michigan – 3.1%
Michigan State Finance Authority Ltd. Obligation Revenue Refunding Bonds, Kettering University Project,
4.00%, 9/1/50	$650	$698
Michigan State Finance Authority Revenue Refunding Bonds, Local Government Loan Program,
5.00%, 7/1/30	2,000	2,252
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds (AMT), I-75 Improvement Project ,
5.00%, 6/30/48	5,000	5,422
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Holland Home,
5.00%, 11/15/42	2,500	2,526
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	4,355	4,911
		15,809
Minnesota – 0.5%
Minneapolis Charter School Lease Revenue Bonds, Series A, Kipp North Star Project,
5.75%, 7/1/55	1,000	1,044
Wayzata Senior Housing Revenue Refunding Bonds, Folkestone Senior Living Community,
5.00%, 8/1/54	1,500	1,541
		2,585
Mississippi – 0.7%
Tunica County Urban Renewal Revenue Refunding Bonds, Utility Districts Project,
6.00%, 10/1/40	1,000	904
Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co.,
5.80%, 5/1/34	2,530	2,533
		3,437
Missouri – 0.9%
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Wright Memorial Hospital,
5.00%, 9/1/32	1,145	1,369

TAX-EXEMPT FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
Missouri – 0.9%continued
5.00%, 9/1/34	$1,315	$1,559
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C, Luthreran Senior Services Project,
4.00%, 2/1/48	2,000	1,822
		4,750
Nebraska – 0.5%
Central Plains Energy Project Gas Project Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 9/1/42	2,000	2,697
Nevada – 0.2%
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds,
4.00%, 6/1/49	550	526
Las Vegas Special Improvement District No. 815 Special Assessment Bonds,
12/1/49(5)	250	258
		784
New Jersey – 3.4%
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,
5.00%, 1/1/48	1,665	1,575
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
4.00%, 6/15/49	2,250	2,283
New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc., Project,
5.63%, 11/15/30	2,000	2,060
New Jersey State Educational Facilities Authority Revenue Bonds, Series A, Green Bonds,
3.00%, 7/1/50	750	693
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
5.00%, 6/15/45	2,250	2,381
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
New Jersey – 3.4%continued
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/46	$7,070	$8,107
		17,099
New Mexico – 0.6%
New Mexico Hospital Equipment Loan Council First Mortgage Revenue Bonds, La Vida Expansion Project,
5.00%, 7/1/49	3,000	2,964
New York – 4.1%
Build NYC Resource Corp. Revenue Bonds, New Dawn Charter Schools Project,
5.75%, 2/1/49	1,000	1,033
Metropolitan Transportation Authority Revenue Bonds, Series C-1, Green Bonds,
5.00%, 11/15/50	1,000	1,134
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminals,
5.00%, 1/1/34	5,000	5,352
4.00%, 1/1/36	1,000	1,009
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,
5.00%, 7/1/46	5,000	5,381
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), American Airlines, Inc.,
5.00%, 8/1/31	3,000	3,004
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), John F. Kennedy International Airport,
5.25%, 8/1/31	1,000	1,032
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 220 (AMT),
4.00%, 11/1/59	1,500	1,645

NORTHERN FUNDS QUARTERLY REPORT     27    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
New York – 4.1%continued
Yonkers Economic Development Corp. Educational Revenue Bonds, Charter School Educational Excellence Project,
5.00%, 10/15/49	$1,155	$1,180
		20,770
North Carolina – 0.5%
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers,
5.00%, 7/1/49	600	623
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway,
5.00%, 1/1/49	1,500	1,687
		2,310
Ohio – 3.2%
Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Series B-2, Senior Class 2,
5.00%, 6/1/55	5,000	5,265
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc.,
5.13%, 12/1/49	1,000	981
Miami County Hospital Facilities Improvement Revenue Refunding Bonds, Kettering Health Network,
5.00%, 8/1/49	1,400	1,648
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT),
5.00%, 7/1/49(1)	2,000	2,012
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,
4.50%, 1/15/48	2,000	2,067
Toledo-Lucas County Port Authority Facilities Revenue Refunding Bonds, CSX Transportation, Inc., Project,
6.45%, 12/15/21(9)	4,000	4,311
		16,284
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
Oklahoma – 2.5%
Norman Regional Hospital Authority Revenue Bonds, Norman Regional Hospital Authority,
4.00%, 9/1/45	$5,000	$5,254
Oklahoma State Development Finance Authority Revenue Refunding Bonds (AMT), Gilcrease Expressway West Project,
1.63%, 7/6/23	5,000	4,964
Oklahoma State Development Finance Authority Revenue Refunding Bonds, Oklahoma City University Project,
5.00%, 8/1/49	2,000	2,193
		12,411
Pennsylvania – 5.6%
Berks County Municipal Authority University Revenue Bonds, Alvernia University Project,
5.00%, 10/1/49	1,000	1,007
Chester County Health & Educational Facilities Authority Revenue Refunding Bonds, Simpson Senior Services Project,
5.00%, 12/1/51	1,000	916
Delaware County IDA Revenue Refunding Bonds, Covanta Project,
5.00%, 7/1/43	2,500	2,503
Franklin County IDA Revenue Bonds, Menno-Haven, Inc., Project,
5.00%, 12/1/54	1,000	899
Lancaster County Hospital Authority Revenue Refunding Bonds, Saint Anne's Retirement Community Inc., Project,
5.00%, 3/1/40	500	504
5.00%, 3/1/50	500	497
Northampton County IDA Revenue Refunding Bonds, Morningstar Senior,
5.00%, 11/1/49	1,000	983
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (AMT), Carbonlite LLC Project,
5.75%, 6/1/36(1)	2,000	1,881

TAX-EXEMPT FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
Pennsylvania – 5.6%continued
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University, Prerefunded,
6.25%, 10/1/21(4)	$2,000	$2,142
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1,
5.00%, 12/1/46	3,000	3,405
Philadelphia Authority For Industrial Development Revenue Bonds, Alliance for Progress Charter,
5.00%, 6/15/39	920	927
5.00%, 6/15/49	1,385	1,386
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds,
5.00%, 3/15/45	5,000	5,038
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds, Independence Charter School West Project,
5.00%, 6/15/50	1,350	1,353
Philadelphia Water & Wastewater Revenue Bonds, Series A,
5.00%, 7/1/45	4,000	4,504
		27,945
Puerto Rico – 0.6%
Puerto Rico Sales Tax Financing Corp. Restructured TRB, Series A-1,
4.75%, 7/1/53	3,000	3,083
Rhode Island – 1.5%
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/40	7,000	7,529
South Carolina – 0.8%
Berkeley County Assessment Revenue Special Assessment Bonds, Nexton Improvement District,
4.38%, 11/1/49	1,000	976
South Carolina State Jobs-EDA Economic Development Revenue Bonds, Hilton Head Christian Academy,
5.00%, 1/1/55	1,500	1,314
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
South Carolina – 0.8%continued
South Carolina State Jobs-EDA Economic Development Revenue Bonds, Series 2019A, Bishop Gadsden Episcopal Retirement Community,
5.00%, 4/1/54	$1,000	$1,052
South Carolina State Jobs-EDA Economic Development Revenue Bonds, Series A, The Woodlands at Furman Project,
5.00%, 11/15/54	640	609
		3,951
Tennessee – 0.7%
Johnson City Health & Educational Facilities Board Revenue Refunding Bonds, Appalachian Christian Village,
5.00%, 2/15/43	1,500	1,097
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
4.00%, 10/1/49	1,000	1,003
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University,
5.00%, 10/1/48	1,115	1,187
		3,287
Texas – 7.3%
Arlington Higher Education Finance Corp. Revenue Bonds, Basis Texas Charter Schools, Inc.,
4.00%, 6/15/50	1,000	894
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier,
5.00%, 1/1/34	1,995	2,000
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,
5.00%, 12/1/40	1,500	1,578
5.00%, 12/1/45	2,000	2,065

NORTHERN FUNDS QUARTERLY REPORT     29    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
Texas – 7.3%continued
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Gladieux Metals Recycling,
7.00%, 3/1/39	$300	$303
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Subordinate Revenue Bonds (AMT), Gladieux Metals Recycling,
8.50%, 3/1/39	2,000	2,036
Clifton Higher Educational Finance Corp. Educational International Leadership Revenue Bonds, Series D,
6.13%, 8/15/48	2,700	2,978
Love Field Airport Modernization Corp. Special Facilities Revenue Bonds, Southwest Airlines Company Project,
5.25%, 11/1/40	3,000	3,017
Mission Economic Development Corp. Revenue Refunding Bonds (AMT), Senior Lien, Natgasoline,
4.63%, 10/1/31	2,000	2,096
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Bonds, Morningside Ministries Project,
5.00%, 1/1/55	1,000	954
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing San Antonio,
5.00%, 4/1/48	3,000	2,876
San Antonio Electric & Gas Revenue Bonds, Junior Lien,
5.00%, 2/1/43	2,500	2,733
Tarrant County Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series B, Buckner Retirement Services,
5.00%, 11/15/46	4,000	4,392
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Segment 3C Project,
5.00%, 6/30/58	1,500	1,702
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
Texas – 7.3%continued
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Senior Lien, Blueridge Transportation,
5.00%, 12/31/40	$2,750	$2,891
5.00%, 12/31/45	1,250	1,305
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure,
7.00%, 6/30/40	3,000	3,016
		36,836
Utah – 0.4%
Utah Infrastructure Agency Tax-Exempt Telecommunications Revenue Bonds,
4.00%, 10/15/42	1,000	1,020
Utah State Charter School Finance Authority Charter School Revenue Bonds, Mountain West Montessori Academy,
5.00%, 6/15/49	825	836
		1,856
Vermont – 0.3%
University of Vermont & State Agricultural College Revenue Refunding Bonds, Series B,
5.00%, 10/1/36	1,000	1,392
Virginia – 1.2%
Virginia Small Business Financing Authority Private Activity Senior Revenue Bonds, Transform 66-P3 Project (AMT),
5.00%, 12/31/49	1,000	1,107
Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds,
5.25%, 7/1/35	270	276
5.00%, 7/1/45	2,515	2,480
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds, Express Lanes LLC (AMT),
5.00%, 1/1/40	1,000	1,029

TAX-EXEMPT FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
Virginia – 1.2%continued
Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project,
5.00%, 7/1/38(6) (7) (8)	$1,000	$1,021
		5,913
Washington – 1.0%
Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project,
4.00%, 10/1/49	2,250	2,216
Washington State Housing Finance Commission Revenue Bonds, Rockwood Retirement Communities Project,
5.00%, 1/1/55	2,000	1,702
Washington State Housing Finance Commission Revenue Bonds, Series A, Transforming Age Project,
5.00%, 1/1/55	1,000	957
		4,875
West Virginia – 0.9%
West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Bonds (AMT), Senior-Arch Resources,
7/1/25(5) (6)	1,000	1,021
West Virginia State Hospital Finance Authority, Revenue Refunding Bonds, Cabell Huntington Hospital,
5.00%, 1/1/43	3,000	3,482
		4,503
Wisconsin – 1.5%
PFA Charter School Revenue Bonds, Series A, Eno River Project,
5.00%, 6/15/54(1)	1,375	1,420
PFA Education Revenue Bonds, North Carolina Leadership Academy,
5.00%, 6/15/49(1)	520	522
PFA Retirement Communities Revenue Bonds, Acts Retirement-Life Communities,
11/15/41(5)	1,000	1,152
PFA Retirement Facilities Revenue Refunding Bonds, Friends Homes,
5.00%, 9/1/54	1,500	1,413
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
Wisconsin – 1.5%continued
PFA Revenue Refunding Bonds, Ultimate Medical Academy,
5.00%, 10/1/34	$1,000	$1,055
PFA Student Housing Revenue Bonds, NC A&T Real Estate Foundation, LLC Project,
5.00%, 6/1/49	1,000	1,023
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, St. Camillus Health System,
5.00%, 11/1/54	1,000	939
		7,524
Wyoming – 0.6%
Campbell County Solid Waste Facilities Revenue Refunding Bonds, Basin Electric Power Cooperative,
3.63%, 7/15/39	3,000	3,184
Total Municipal Bonds
(Cost $470,900)		470,856

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 5.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(10) (11)	27,791,995	$27,792
Total Investment Companies
(Cost $27,792)		27,792

Total Investments – 99.3%
(Cost $498,692)		498,648
Other Assets less Liabilities – 0.7%		3,673
NET ASSETS – 100.0%		$502,321

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

NORTHERN FUNDS QUARTERLY REPORT     31    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
(2)	Restricted security that has been deemed illiquid. At June 30, 2020, the value of these restricted illiquid securities amounted to approximately $7,552,000 or 1.5% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project, 5.63%, 7/1/48	11/8/18	$1,993
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools, 5.00%, 8/1/46	2/4/16-3/8/17	5,184

(3)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(4)	Maturity date represents the prerefunded date.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2020.
(6)	Maturity date represents the puttable date.
(7)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(8)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(9)	Security has converted to a fixed rate as of December 15, 1999, and will be going forward.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of June 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

IDA - Industrial Development Authority

IDB - Industrial Development Board

PFA - Public Finance Authority

S&P - Standard & Poor's

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At June 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	0.7%
AA	2.4
A	14.4
BBB	40.3
BB	11.6
B	1.4
Not Rated	23.6
Cash Equivalents	5.6
Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S& P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.6%
Development	14.0
Education	10.9
General	9.0
Higher Education	7.3
Housing	7.2
Medical	14.3
Nursing Home	6.7
Short-Term Investments	5.6
Tobacco Settlement	5.6
Transportation	6.5
All other sectors less than 5%	7.3
Total	100.0%

TAX-EXEMPT FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$470,856	$—	$470,856
Investment Companies	27,792	—	—	27,792
Total Investments	$27,792	$470,856	$—	$498,648

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$20,009	$71,507	$63,724	$7	$27,792	27,791,995
NORTHERN FUNDS QUARTERLY REPORT     33    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.0%
Health Care Facilities & Services – 0.0%
Bon Secours Mercy Health, Inc.,
3.46%, 6/1/30	$500	$553
Total Corporate Bonds
(Cost $500)		553

MUNICIPAL BONDS – 88.0%
Alabama – 1.1%
Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series A-1, Project No. 5,
4.00%, 10/1/26(1) (2) (3)	5,000	5,765
Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A,
4.00%, 7/1/22(1) (2) (3)	5,000	5,287
Lower Gas District Gas Project Revenue Bonds,
4.00%, 12/1/25(1) (2) (3)	10,000	11,379
South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series A, Project No. 2,
4.00%, 6/1/24(1) (2) (3)	10,000	11,015
		33,446
Alaska – 0.6%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	6,102
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital Project Bond,
4.00%, 6/1/36	5,000	5,482
Anchorage Electric Utility Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 12/1/41	5,000	5,796
		17,380
Arizona – 3.0%
Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds,
5.00%, 7/1/42	1,000	1,192
Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	10,000	11,749
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Arizona – 3.0%continued
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28	$12,000	$13,980
Arizona State University Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/41	10,995	13,987
Chandler Excise TRB,
5.00%, 7/1/27	5,000	5,666
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/35	1,775	2,189
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/47	1,500	1,748
Maricopa County IDA Revenue Bonds, Series B, Banner Health,
5.00%, 10/18/22(1) (2) (3)	500	544
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	195
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,824
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series C, School Improvement Project of 2018,
5.00%, 7/1/29	2,910	3,896
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2015,
5.00%, 7/1/26	1,500	1,883
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds (AMT), Senior Lien,
5.00%, 7/1/20	1,500	1,500
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, Prerefunded,
5.00%, 7/1/20(4)	3,000	3,000

TAX-EXEMPT FIXED INCOME FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Arizona – 3.0%continued
Phoenix Civic Improvement Corp. District Convertible Revenue Capital Appreciation Bonds, Series B, Civic Plaza (NATL Insured),
5.50%, 7/1/38	$2,500	$3,782
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Junior Lien,
5.00%, 7/1/30	2,000	2,479
Pinal County Revenue Obligations Pledged Revenue Bonds,
4.00%, 8/1/39	1,000	1,156
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 12/1/23	10,000	10,666
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/35	5,000	5,911
		88,347
Arkansas – 0.1%
Fayetteville School District No. 1 G.O. Limited Refunding Bonds (State Aid Withholding),
3.00%, 6/1/50	3,000	3,080
California – 8.2%
Anaheim Public Financing Authority Lease Revenue Refunding Bonds, Anaheim Public Improvements Project (BAM Insured),
5.00%, 9/1/34	1,750	2,050
Bay Area Toll Authority Toll Bridge Revenue Bonds, Prerefunded,
5.00%, 4/1/22(4)	1,145	1,239
Burbank Unified School District G.O. Unlimited Convertible CABS, Series A,
(Step to 5.00% on 8/1/23), 0.81%, 8/1/34(5)	3,500	3,497
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	1,985	2,128
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
California – 8.2%continued
California State Department of Water Resources Central Valley Project Revenue Bonds, Series BA, Water System,
5.00%, 12/1/32	$2,000	$2,647
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AM,
5.00%, 12/1/25	1,000	1,136
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	1,000	1,008
5.00%, 9/1/30	3,000	3,728
California State G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 8/1/32	10,000	14,103
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 4/1/33	24,000	29,996
4.00%, 3/1/38	5,000	6,017
California State Infrastructure & Economic Development Revenue Refunding Bonds, The J Paul Getty Trust,
5.00%, 4/1/32	7,500	10,735
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/36	6,130	7,042
5.00%, 5/15/37	3,440	3,934
California State Taxable G.O. Unlimited Bonds,
3.50%, 4/1/28	6,750	7,847
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/22	5,000	5,530
3.00%, 3/1/26	2,700	3,059
3.00%, 3/1/27	5,000	5,732

NORTHERN FUNDS QUARTERLY REPORT     35    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
California – 8.2%continued
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC,
5.00%, 5/15/29	$1,250	$1,385
Carlsbad Unified School District G.O. Unlimited Convertible Capital Appreciation Bonds, Series C, Election,
(Step to 6.63% on 8/1/26), 2.55%, 8/1/35(5)	11,850	14,139
Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A, Prerefunded,
5.00%, 8/1/23(4)	435	498
Glendale Electric Works Revenue Bonds,
5.00%, 2/1/43	5,000	5,429
Long Beach Harbor Revenue Bonds, Series A,
5.00%, 5/15/37	1,000	1,260
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/30	10,000	11,760
5.00%, 8/1/31	1,310	1,536
Los Angeles County Metropolitan Transportation Authority Proposition Sales Tax Revenue Refunding Bonds, Senior First Tier,
5.00%, 7/1/21	2,200	2,306
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/35	600	701
Los Angeles Department of Airports Subordinate Revenue Bonds, Series C (AMT),
5.00%, 5/15/35	10,000	12,073
Los Angeles Department of Water & Power System Revenue Bonds, Series D,
5.00%, 7/1/39	2,500	2,878
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
California – 8.2%continued
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/26	$6,000	$7,626
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/20	55	55
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	7,500	8,295
Palomar Community College District G.O. Unlimited Convertible Capital Appreciation Bonds, Election,
(Step to 6.38% on 8/1/30), 0.71%, 8/1/45(5)	5,000	5,370
Pasadena Community College District G.O. Unlimited Refunding Bonds,
4.00%, 8/1/27	1,000	1,227
Riverside & Bernardino Counties College District, G.O. Unlimited Bonds, Election of 2004, Series E,
0.00%, 8/1/36(6)	5,855	3,106
Riverside Sewer Revenue Refunding Bonds, Series A,
5.00%, 8/1/37	3,260	4,121
Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT),
5.00%, 7/1/35	6,000	7,239
San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,
1.80%, 11/15/27	3,000	3,061
San Francisco California City & County Airport Commission International Revenue Refunding Bonds, Series H (AMT),
5.00%, 5/1/27	5,000	6,170
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/35	3,500	4,329
5.00%, 5/1/38	1,500	1,836

TAX-EXEMPT FIXED INCOME FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
California – 8.2%continued
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/39	$2,355	$2,875
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
4.00%, 11/1/33	2,500	2,821
San Mateo Union High School District G.O. Unlimited Convertible Capital Appreciation Bonds, Election 2010,
(Step to 6.70% on 9/1/28), 0.00%, 9/1/41(5)	5,000	5,493
Santa Clara Valley Water District COPS, Series C,
5.00%, 6/1/24	650	766
University of California General Revenue Bonds, Series U,
5.00%, 5/15/22	5,000	5,019
University of California Revenue Refunding Bonds, Series AY,
4.00%, 5/15/33	5,000	5,846
		240,728
Colorado – 2.5%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	4,775	5,872
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(4)	225	291
Arvada Sales & Use TRB,
5.00%, 12/1/31	3,000	3,939
Colorado Springs Utilities Revenue Bonds, Series A-4,
5.00%, 11/15/43	6,500	8,194
Colorado State COPS ,Series A,
4.00%, 12/15/36	10,000	11,753
Colorado State COPS, Series A,
5.00%, 12/15/33	3,000	3,994
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Colorado – 2.5%continued
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventhealth Obligated Group,
5.00%, 11/15/37	$1,000	$1,229
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	1,085
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/34	1,000	1,206
5.00%, 8/1/35	3,560	4,280
4.00%, 8/1/49	2,000	2,144
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	1,000	1,168
Denver City & County Airport System Subordinate Revenue Bonds, Series B,
5.25%, 11/15/28	1,500	1,696
5.25%, 11/15/29	1,740	1,963
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	3,000	3,570
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series B,
5.00%, 12/1/43	5,000	6,043
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	2,750	3,226
Denver City & County School District No. 1 COPS, Series B,
5.25%, 12/1/40	5,000	5,142
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL State Aid Withholding),
5.50%, 12/1/22	5,000	5,629

NORTHERN FUNDS QUARTERLY REPORT     37    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Colorado – 2.5%continued
University of Colorado Enterprise Revenue Bonds, Series A, Prerefunded,
5.00%, 6/1/23(4)	$1,000	$1,136
		73,560
Connecticut – 1.0%
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C-2, Yale University,
5.00%, 2/1/23(1) (2) (3)	5,000	5,590
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/31	5,000	6,286
5.00%, 10/1/35	5,000	6,171
Connecticut State Special Tax Obligation Transportation Revenue Refunding Bonds, Series B,
3.00%, 12/1/22	1,725	1,782
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	8,000	9,844
		29,673
Delaware – 0.0%
Delaware State G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 7/1/23	969	971
District of Columbia – 1.7%
District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/34	2,500	2,881
District of Columbia Housing Finance Agency MFH Revenue Bonds, The Strand Residences Project,
1.45%, 8/1/22(1) (2) (3)	2,500	2,538
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
3.00%, 10/1/29	10,000	11,653
District of Columbia Water & Sewer Authority Public Utility Revenue Refunding Bonds, Series C, Subordinate Lien,
5.00%, 10/1/39	5,000	5,782
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
District Of Columbia – 1.7%continued
Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT),
5.00%, 10/1/20	$3,000	$3,030
5.00%, 10/1/26	2,000	2,096
Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),
5.00%, 10/1/26	2,500	3,065
5.00%, 10/1/30	2,630	3,243
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	5,510	6,064
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A,
5.00%, 7/15/31	3,300	4,475
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	3,000	3,621
5.00%, 7/1/43	2,000	2,392
		50,840
Florida – 4.3%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,764
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/30	2,000	2,532
Broward County Airport System Revenue Bonds, Series C, Prerefunded,
5.25%, 10/1/23(4)	6,185	7,158
Broward County Airport System Revenue Bonds, Series Q-1, Prerefunded,
5.00%, 10/1/22(4)	1,295	1,431
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 9/1/21(4)	1,340	1,413
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Unrefunded Balance,
5.00%, 9/1/24	330	344

TAX-EXEMPT FIXED INCOME FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Florida – 4.3%continued
5.00%, 9/1/25	$330	$343
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Prerefunded,
5.00%, 9/1/21(4)	1,665	1,748
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Unrefunded Balance,
5.00%, 9/1/23	835	867
Broward County School District G.O. Unlimited Bonds,
5.00%, 7/1/35	6,180	7,867
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B,
4.00%, 7/1/35	6,500	7,122
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,289
Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	2,000	2,399
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
3.00%, 7/1/30	5,000	5,192
Florida State Municipal Power Agency Revenue Refunding Bonds, All-Requirements Power Supply,
5.00%, 10/1/31	2,915	3,920
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund,
5.38%, 10/1/29	3,395	3,597
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	5,000	5,429
Florida State Water Pollution Control Financing Corp. Water PCR Bonds, Series A, Prerefunded,
5.00%, 7/15/20(4)	11,545	11,680
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Florida – 4.3%continued
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	$2,500	$2,765
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/44	4,000	4,453
Jacksonville Sales Tax Revenue Refunding Bonds,
5.00%, 10/1/30	5,500	5,926
Lee County School Board Refunding COPS,
5.00%, 8/1/22	800	876
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,499
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	650	725
Miami-Dade County G.O. Unlimited Bonds, Public Health Trust Program,
3.38%, 7/1/36	1,510	1,669
Miami-Dade County School Board COPS, Series A,
5.00%, 5/1/32	5,000	5,580
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/20	3,000	3,037
5.25%, 10/1/22	2,500	2,779
Palm Beach County School Board COPS, Series A,
5.00%, 8/1/34	4,250	5,495
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(4)	80	85
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,920	5,197
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	5,000	6,097

NORTHERN FUNDS QUARTERLY REPORT     39    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Florida – 4.3%continued
Reedy Creek Improvement District G.O. Limited Bonds, Series A, Prerefunded,
5.25%, 6/1/23(4)	$10,000	$11,429
		124,707
Georgia – 2.9%
Georgia State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/31	10,965	14,371
4.00%, 7/1/36	5,000	5,964
Georgia State G.O. Unlimited Bonds, Series A-2,
5.00%, 2/1/27	3,005	3,470
Georgia State G.O. Unlimited Bonds, Series E,
2.00%, 8/1/27	2,500	2,502
Georgia State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 1/1/28	5,745	7,314
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/20	2,995	2,995
Georgia State Housing & Finance Authority Revenue Bonds, Series B,
3.25%, 12/1/49	2,500	2,653
Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/40	5,000	6,433
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/23(1) (2) (3)	14,500	15,783
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	9,755	10,675
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,806
Private Colleges & Universities Authority Revenue Refunding Bonds, Series B, Emory University,
5.00%, 9/1/33	2,275	3,053
5.00%, 9/1/34	2,750	3,678
4.00%, 9/1/37	1,500	1,808
		83,505
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Hawaii – 1.4%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	$1,000	$1,000
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/28	1,025	1,289
5.00%, 7/1/30	1,250	1,552
5.00%, 7/1/43	5,000	5,925
Hawaii State G.O. Unlimited Refunding Bonds, Series EP,
5.00%, 8/1/26	10,000	11,769
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 10/1/35	4,825	5,737
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,
5.00%, 7/1/27	11,755	14,180
		41,452
Illinois – 2.6%
Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,
5.00%, 1/1/32	2,300	2,877
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,699
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien,
5.50%, 1/1/30	2,025	2,202
Chicago O'Hare International Airport General Revenue Bonds, Series C (AMT), Senior Lien,
5.25%, 1/1/27	500	546
Chicago O'Hare International Airport General Revenue Refunding Bonds, Series B (AMT), Senior Lien,
5.00%, 1/1/25	5,000	5,278
Chicago O'Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	5,000	5,748

TAX-EXEMPT FIXED INCOME FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Illinois – 2.6%continued
Cook County Community Consolidated School District #21 Wheeling G.O. Unlimited Bonds, Series A (BAM Insured),
3.00%, 12/1/35	$1,330	$1,411
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	5,866
5.25%, 11/15/35	5,000	5,926
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/44	1,030	1,208
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/32	1,940	2,346
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
4.25%, 1/1/44	5,000	5,485
Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Healthsystem,
3.25%, 8/15/49	2,500	2,570
Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System,
5.00%, 11/15/35	1,500	1,699
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,955	2,203
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	7,000	7,683
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/33	1,720	2,028
5.00%, 1/1/41	3,000	3,468
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds,
5.00%, 1/1/31	7,400	9,514
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Illinois – 2.6%continued
Madison Macoupin Counties Community College District No. 536 G.O. Unlimited Refunding Bonds, Lewis and Clark Community (AGM Insured),
4.00%, 5/1/30	$1,000	$1,142
University of Illinois Revenues Auxiliary Facilities System Revenue Bonds, Series A,
5.00%, 4/1/33	1,885	2,098
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,881
		76,878
Indiana – 1.1%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/31	5,750	6,086
5.25%, 10/1/38	2,980	3,151
4.25%, 10/1/44	10,000	10,967
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	4,000	4,470
Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds,
4.00%, 11/15/46	2,500	2,697
Indiana State University Revenue Bonds, Series S, Student Fee,
4.00%, 10/1/37	1,855	2,074
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 7/10/21	595	610
5.50%, 1/10/24	1,135	1,273
		31,328
Iowa – 0.5%
College Community School District G.O. Unlimited Refunding Bonds,
3.00%, 5/1/21	2,285	2,334

NORTHERN FUNDS QUARTERLY REPORT     41    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Iowa – 0.5%continued
Pefa Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2) (3)	$10,000	$12,068
		14,402
Kentucky – 2.6%
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,578
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
4.00%, 6/1/29	2,000	2,361
4.00%, 6/1/31	3,935	4,485
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/34	750	904
5.00%, 8/1/35	550	661
5.00%, 8/1/36	750	899
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C, Gas Supply,
4.00%, 2/1/28(1) (2) (3)	10,000	11,684
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1, Gas Supply,
4.00%, 6/1/25(1) (2) (3)	15,000	16,844
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2) (3)	26,725	29,436
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	3,000	3,151
		76,003
Louisiana – 1.1%
East Baton Rouge Parish Capital Improvements District MovEBR Sales TRB,
4.00%, 8/1/34	2,180	2,664
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Louisiana – 1.1%continued
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	$2,925	$3,273
Louisiana State G.O. Unlimited Bonds,
4.00%, 5/1/32	2,500	2,795
Louisiana State G.O. Unlimited Bonds, Series A,
4.00%, 5/15/32	6,500	7,004
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/15/24	2,825	3,198
Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,
4.00%, 5/1/32	5,000	5,249
Louisiana State Highway Improvement Revenue Bonds, Series A,
5.00%, 6/15/30	5,390	6,232
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/30	1,505	1,820
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corporation Project,
2.20%, 7/1/26(1) (2) (3)	1,000	958
		33,193
Maryland – 3.7%
Anne Arundel County Consolidated General Improvements G.O. Limited Bonds,
5.00%, 10/1/31	1,455	1,965
Anne Arundel County G.O. Limited Bonds,
5.00%, 10/1/30	5,000	6,796
Baltimore County Metropolitan District 81st Issue G.O. Unlimited Bonds,
4.00%, 3/1/39	2,500	2,978
Baltimore County Metropolitan District G.O. Unlimited BANS,
4.00%, 3/22/21	15,000	15,402
Howard County G.O. Unlimited Refunding Bonds, Series D,
5.00%, 2/15/30	2,500	3,256

TAX-EXEMPT FIXED INCOME FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Maryland – 3.7%continued
5.00%, 2/15/31	$10,000	$12,956
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2,
5.00%, 8/1/30	10,000	13,169
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, Second Issue,
5.00%, 10/1/27	10,000	12,602
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/29	5,000	6,427
Maryland State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/20	3,750	3,765
Prince George's County G.O. Limited Refunding Bonds, Series B,
5.00%, 9/15/31	2,715	3,754
Saint Mary's County G.O. Unlimited Bonds,
5.00%, 8/1/24	500	592
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Revenue Bonds, Second Series (County Gtd.),
5.00%, 6/1/37	5,000	6,079
Washington Suburban Sanitary District Consolidated Public Improvement Revenue Bonds (County Gtd.),
5.00%, 6/1/32	2,000	2,592
Washington Suburban Sanitary District Revenue Refunding Bonds, Consolidated Public Improvement (County Gtd.),
4.00%, 6/1/21	14,705	15,212
		107,545
Massachusetts – 2.7%
Boston G.O. Unlimited Bonds, Series A,
5.00%, 3/1/36	1,000	1,300
Boston Water & Sewer Commission General Revenue Refunding Bonds, Series A, Senior Lien,
3.50%, 11/1/33	4,030	4,219
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	2,000	2,182
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Massachusetts – 2.7%continued
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(6)	$3,000	$2,554
Massachusetts State Development Finance Agency Revenue Bonds, Series B, Harvard University, Prerefunded,
5.00%, 10/15/20(4)	2,585	2,620
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Northeastern University, Series A,
10/1/32(7)	1,715	2,289
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/29	1,625	2,021
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University,
5.00%, 7/15/40	2,500	3,872
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A-2,
5.00%, 7/1/39	1,500	1,850
4.00%, 7/1/41	1,200	1,359
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/29	500	606
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Mass Institute Technology,
5.50%, 7/1/32	2,500	3,686
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series D, Prerefunded,
5.00%, 8/15/25(4)	10,000	12,266
Massachusetts State School Building Authority Sales TRB, Series A, Senior Lien,
5.00%, 5/15/38	5,000	5,522

NORTHERN FUNDS QUARTERLY REPORT     43    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Massachusetts – 2.7%continued
Massachusetts State School Building Authority Sales TRB, Series B, Senior Lien,
5.00%, 11/15/39	$5,000	$6,052
Massachusetts State Special Obligation Dedicated Refunding Revenue Bonds, (NATL Insured),
5.50%, 1/1/34	2,500	3,384
Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured),
5.50%, 6/1/21	500	524
Massachusetts State Variable Consolidated Loan G.O. Limited Bonds, Series D-1,
1.05%, 8/1/43(2) (3)	5,000	5,000
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	5,000	6,253
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B, Prerefunded,
5.00%, 8/1/20(4)	5,000	5,019
University of Massachusetts Building Authority Project Revenue Bonds, Senior-Series 1,
4.00%, 11/1/43	7,500	7,942
		80,520
Michigan – 1.6%
Ann Arbor School District G.O. Unlimited Bonds (Q-SBLF Insured),
3.00%, 5/1/40	2,500	2,695
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,896
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A, (Q-SBLF Insured),
5.00%, 5/1/27	400	489
Ferndale Public Schools G.O. Unlimited Bonds (Q-SBLF Insured),
3.00%, 5/1/45	2,000	2,107
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Michigan – 1.6%continued
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/29	$5,000	$5,694
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.00%, 10/15/27	10,000	10,572
Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.00%, 10/1/25	3,970	4,391
Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Prerefunded,
5.00%, 12/1/22(4)	1,000	1,110
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance,
4.75%, 10/1/23	345	346
Thornapple Kellogg School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/38	2,265	2,938
University of Michigan Taxable Revenue Refunding Bonds, Series B,
1.37%, 4/1/27	1,000	1,013
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/34	3,400	3,888
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	11,188
		48,327
Minnesota – 0.1%
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/38	1,500	1,909
Minnesota State G.O. Unlimited Bonds, Series A, Escrowed to Maturity,
5.00%, 10/1/20	75	76

TAX-EXEMPT FIXED INCOME FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Minnesota – 0.1%continued
Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	$1,000	$1,172
Minnesota State Various Purpose G.O. Unlimited Bonds, Prerefunded,
5.00%, 8/1/22(4)	245	269
		3,426
Mississippi – 0.1%
Mississippi State G.O. Unlimited Bonds, Series A,
5.00%, 11/1/32	3,500	4,327
Missouri – 0.9%
Kansas City Sanitation Sewer System Revenue Bonds, Subseries A,
4.00%, 1/1/42	3,000	3,466
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series A,
5.00%, 5/1/30	5,000	6,362
Missouri State Environmental Improvement & Energy Resources Authority Revenue Refunding Bonds, Series A-R, Union Electric Co. Project,
2.90%, 9/1/33	7,500	8,151
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	1,480	1,793
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Escrowed to Maturity,
5.00%, 7/1/23	125	142
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, Mercy Health,
5.00%, 6/1/30	2,500	3,145
Saint Louis Airport Revenue Refunding Bonds, St. Louis Lambert International Airport,
5.00%, 7/1/31	1,750	2,157
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Missouri – 0.9%continued
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(6)	$2,100	$1,850
		27,066
Nebraska – 1.3%
Lancaster County School District No. 1 G.O. Unlimited Bonds,
5.00%, 1/15/33	5,000	6,736
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	4,546
Lincoln Electric System Revenue Bonds, Series A,
5.00%, 9/1/32	3,035	4,068
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	5,667
Omaha Public Power District Electric Revenue Bonds, Series A,
5.00%, 2/1/30	4,740	6,286
5.00%, 2/1/31	6,525	8,614
Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded,
5.00%, 2/1/22(4)	3,000	3,222
		39,139
Nevada – 0.9%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/34	2,500	2,716
Clark County Flood Detention Center G.O. Limited Bonds,
5.00%, 6/1/31	1,000	1,296
Clark County G.O. Limited Bonds (AMBAC Insured),
3.00%, 11/1/33	3,415	3,417
Clark County School District Building G.O. Limited Bonds, Series B (AGM, CR Insured),
5.00%, 6/15/31	6,000	7,610

NORTHERN FUNDS QUARTERLY REPORT     45    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Nevada – 0.9%continued
Clark County School District G.O. Limited Bonds, Series B (AGM Insured),
5.00%, 6/15/31	$1,000	$1,287
Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term,
3.00%, 6/15/26	1,265	1,291
Henderson G.O. Limited Bonds, Series A-1,
3.00%, 6/1/37	1,300	1,431
Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),
3.25%, 10/1/42	6,500	6,813
		25,861
New Jersey – 1.0%
Monmouth County Improvement Authority Revenue Notes, Series A (County Gtd.),
7/12/21(7)	750	762
New Jersey State EDA Revenue Bonds, Transit Transportation Project,
5.00%, 11/1/34	3,000	3,405
New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction, Prerefunded,
5.00%, 3/1/22(4)	3,290	3,549
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
5.00%, 6/15/28	1,440	1,667
5.00%, 6/15/34	500	569
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series BB,
5.00%, 6/15/44	5,000	5,468
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.00%, 6/15/34	1,000	1,128
5.25%, 6/15/43	2,500	2,789
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
New Jersey – 1.0%continued
New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A, Transportation System,
5.00%, 12/15/27	$1,500	$1,725
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding Bonds,
5.00%, 12/15/26	2,000	2,272
Union County G.O. Unlimited Bonds,
0.63%, 3/1/26	5,545	5,336
		28,670
New Mexico – 0.1%
New Mexico State Finance Authority Revenue Bonds, Series C,
5.00%, 6/1/23	2,770	2,887
New York – 13.4%
Metropolitan Transportation Authority Revenue Bonds, Series C, Group 1, Green Bonds (AGM, CR Insured),
5.00%, 11/15/38	3,000	3,689
Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded,
5.25%, 11/15/20(4)	5,000	5,094
Metropolitan Transportation Authority Revenue Refunding Bonds, Series C-1, Green Bonds,
4.00%, 11/15/31	4,000	4,323
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1,
5.25%, 11/15/28	5,000	5,628
Monroe County Industrial Development Corp. Revenue Refunding Bonds, Series B, University of Rochester Project,
5.00%, 7/1/26	2,500	3,068
New York City Housing Development Corp. MFH Adjustable Revenue Bonds, Sustainable Development,
1.13%, 11/1/24(1) (2) (3)	1,000	1,000
New York City Housing Development Corp. MFH Revenue Bonds, Series B1B,
3.88%, 11/1/28	4,060	4,294

TAX-EXEMPT FIXED INCOME FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
New York – 13.4%continued
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds (FNMA Insured),
2.95%, 2/1/26(1) (2) (3)	$4,000	$4,338
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,
5.00%, 6/15/46	5,000	5,555
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB-2,
5.00%, 6/15/26	1,700	2,033
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,
5.00%, 6/15/40	5,000	6,214
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/29	3,500	4,285
5.25%, 6/15/36	2,500	3,151
5.00%, 6/15/41	7,500	9,757
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	4,765	5,702
5.00%, 6/15/39	8,000	9,407
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,660
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding),
5.00%, 7/15/26	10,000	10,412
New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-3 Subseries S-3A (State Aid Withholding),
5.00%, 7/15/36	5,000	6,205
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
New York – 13.4%continued
5.00%, 7/15/37	$10,000	$12,364
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,509
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/31	5,000	5,319
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	1,000	1,058
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	2,000	2,463
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B,
5.00%, 2/1/22	2,000	2,054
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Subseries A2,
5.00%, 5/1/38	2,280	2,870
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Unrefunded Balance,
5.00%, 11/1/21	4,995	5,019
5.00%, 2/1/30	5,000	5,323
New York City Transitional Finance Authority Future Tax Subordinate Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	5,000	5,504
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series 2,
5.00%, 11/1/21	10,000	10,615
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,
4.00%, 11/1/37	3,550	4,147

NORTHERN FUNDS QUARTERLY REPORT     47    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
New York – 13.4%continued
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	$5,000	$6,112
New York G.O. Unlimited Bonds, Series 1,
5.00%, 8/1/20	750	753
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	10,000	12,345
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/34	2,750	3,453
5.00%, 3/1/37	3,700	4,527
4.00%, 3/1/41	5,000	5,624
4.00%, 3/1/42	5,000	5,612
New York G.O. Unlimited Bonds, Series H,
5.00%, 8/1/30	5,000	5,603
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/36	1,150	1,415
5.00%, 3/1/37	5,000	5,472
5.00%, 4/1/43	2,000	2,412
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/32	7,000	9,237
5.00%, 8/1/33	500	656
New York G.O. Unlimited Refunding Bonds, Series E,
5.00%, 8/1/28	1,045	1,282
New York State Dorm Authority Revenues Non State Supported Debt Revenue Bonds, Series A, Columbia University,
5.00%, 10/1/47	2,000	3,247
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Memorial Sloan Kettering Cancer,
4.00%, 7/1/38	2,000	2,351
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
New York – 13.4%continued
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	$170	$171
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
5.00%, 7/1/36	2,500	3,117
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,
5.00%, 10/1/31	665	831
5.00%, 10/8/32	575	714
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, School Districts Financing Program (AGM State Aid Withholding),
5.00%, 10/1/22	1,585	1,740
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series C, Rockefeller,
4.00%, 7/1/49	1,000	1,157
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured),
5.50%, 3/15/30	7,040	9,706
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series E, Group 3,
5.00%, 3/15/42	5,000	6,188
New York State Dormitory Authority Sales TRB, Series A, Group B,
5.00%, 3/15/28	1,910	2,361
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	4,486
New York State Dormitory Authority Sales TRB, Series A, Prerefunded,
5.00%, 3/15/23(4)	10,000	11,267

TAX-EXEMPT FIXED INCOME FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
New York – 13.4%continued
New York State Dormitory Authority State Personal Income Tax General Purpose Refunding Revenue Bonds, Series A,
5.00%, 12/15/22	$2,000	$2,226
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,000	2,531
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
5.00%, 2/15/32	10,000	13,242
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/35	2,000	2,062
3.25%, 3/15/36	10,000	10,278
New York State Dormitory Authority State Personal Income Tax Taxable Revenue Refunding Bonds, Series F,
3.03%, 2/15/33	2,500	2,696
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,378
New York State Dormitory Authority State Personal Income TRB, Series B, Unrefunded Balance,
5.00%, 3/15/33	1,490	1,584
New York State Dormitory Authority State Personal Income TRB, Series E,
5.00%, 8/15/20	1,500	1,508
New York State Environmental Facilities Corp. State Clean & Drinking Water Revenue Refunding Bonds, Series A,
5.00%, 6/15/21	1,500	1,569
New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water,
5.00%, 6/15/36	5,000	5,192
New York State Housing Finance Agency Sustainability Revenue Bonds, Series K,
1.45%, 5/1/23	5,000	5,045
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
New York – 13.4%continued
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM, CR Insured),
5.00%, 4/1/21	$2,605	$2,696
New York State Thruway Authority Revenue Bonds, Series N, Group 1,
5.00%, 1/1/39	10,000	12,544
New York State Urban Development Corp. General Personal Income TRB, Series A,
5.00%, 3/15/36	4,000	5,244
4.00%, 3/15/38	5,000	5,929
New York State Urban Development Corp. General Purpose Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/27	3,000	3,661
New York State Urban Development Corp. General Purpose Personal Income TRB,
5.00%, 3/15/37	5,000	6,250
5.00%, 3/15/40	2,500	3,101
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	1,500	1,642
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/25	1,550	1,736
New York State Urban Development Corp. Taxable General Personal Income TRB,
3.90%, 3/15/33	5,000	5,719
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),
5.00%, 9/1/26	1,130	1,295
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,514
5.00%, 9/15/29	5,000	6,248
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/22	1,000	1,111
5.00%, 10/15/28	2,500	2,939

NORTHERN FUNDS QUARTERLY REPORT     49    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
New York – 13.4%continued
5.00%, 10/15/29	$2,500	$2,931
4.00%, 10/15/32	1,000	1,100
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute Project, Forward Delivery,
5.00%, 9/1/39	1,500	1,778
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,995
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	1,000	1,132
		391,780
North Carolina – 2.5%
Charlotte COPS, Series B,
3.00%, 6/1/22	20,330	20,369
Charlotte Douglas International Airport Revenue Refunding Bonds,
5.00%, 7/1/26	2,420	2,805
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/27	3,500	3,980
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/31	5,000	6,553
4.00%, 7/1/36	6,790	7,643
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding Bonds, Series A, Atrium Health,
5.00%, 1/15/35	5,000	6,245
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT),
5.00%, 5/1/36	1,000	1,245
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series B,
(Floating, ICE LIBOR USD 1M + 0.35%), 0.47%, 12/1/21(1) (3)	15,000	14,876
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
North Carolina – 2.5%continued
Wake County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 3/1/21	$10,000	$10,317
		74,033
Ohio – 2.1%
Cincinnati G.O. Unlimited Refunding Bonds,
5.00%, 12/1/32	2,070	2,764
Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project,
5.00%, 11/15/41	4,000	5,898
5.00%, 11/15/49	4,000	6,215
Miami County Hospital Facilities Improvement Revenue Refunding Bonds, Kettering Health Network,
5.00%, 8/1/35	1,200	1,454
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C,
4.00%, 9/15/22	5,000	5,410
Ohio State Higher Education G.O. Unlimited Infrastructure Improvement Bonds, Series A,
4.00%, 2/1/32	2,500	2,643
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/25	6,000	7,352
Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/39	1,365	1,727
Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series C,
4.00%, 8/1/21	5,000	5,203
Ohio State Turnpike Commission Revenue Refunding Bonds, Series A,
5.00%, 2/15/28	2,000	2,532
Ohio State University Revenue Bonds, Series A,
5.00%, 12/1/39	5,000	5,843
Ohio State Water Development Authority Water PCR Loan Fund Bonds, Series A,
5.00%, 6/1/32	6,395	8,712
5.00%, 12/1/33	2,000	2,701

TAX-EXEMPT FIXED INCOME FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Ohio – 2.1%continued
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B,
3.00%, 12/1/33	$2,000	$2,234
		60,688
Oklahoma – 0.1%
Norman Regional Hospital Authority Revenue Bonds, Norman Regional Hospital Authority,
4.00%, 9/1/45	2,000	2,102
Oregon – 0.8%
Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	1,600	1,980
Lake Oswego G.O. Limited Refunding Bonds,
5.00%, 6/1/33	2,130	2,877
Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,493
Oregon State Board Education G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 8/1/20(4)	40	40
Oregon State Board Education G.O. Unlimited Bonds, Series A, Unrefunded Balance,
5.00%, 8/1/23	4,440	4,457
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series D (Moral Obligation Insured),
5.00%, 4/1/27	1,315	1,587
Oregon State G.O. Unlimited Refunding Bonds, Series E, Article XI-M and XI-N Seismic Project,
5.00%, 6/1/35	2,000	2,680
Oregon State G.O. Unlimited Refunding Bonds, Series L,
5.00%, 8/1/31	2,745	3,491
Oregon State Taxable G.O. Unlimited Bonds, Series D, Article XI-Q State Project,
0.50%, 5/1/22	685	685
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Oregon – 0.8%continued
Oregon State Taxable G.O. Unlimited Refunding Bonds, Series H, Article XI-Q State Project,
0.90%, 11/1/25	$3,200	$3,209
		23,499
Pennsylvania – 2.1%
Commonwealth Financing Authority Taxable Revenue Bonds, Series A,
3.81%, 6/1/41	2,000	2,350
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/25	1,000	1,185
5.00%, 6/1/26	1,500	1,818
5.00%, 6/1/27	3,000	3,713
5.00%, 6/1/31	2,000	2,482
Montgomery County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/22	915	987
Neshaminy School District G.O. Limited Bonds, Series B (State Aid Withholding),
5.00%, 11/1/34	5,000	5,757
Pennsylvania State G.O. Unlimited Bonds, Series 1,
4.00%, 6/1/29	5,000	5,286
4.00%, 6/1/30	5,555	5,864
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/29	4,500	5,894
5.00%, 8/15/37	5,000	6,006
Pennsylvania State Turnpike Commission Revenue Bonds, Series A,
5.00%, 12/1/38	5,000	5,631
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	11,635	14,327
		61,300

NORTHERN FUNDS QUARTERLY REPORT     51    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Rhode Island – 0.4%
Rhode Island Health & Educational Building Corp. Public Schools Revenue Bond Financing Program Revenue Bonds, Series B, Town of Lincoln Issue,
5.00%, 5/15/33	$3,245	$4,292
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,
5.00%, 10/15/27	2,630	2,893
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
5.00%, 8/1/21	1,000	1,051
Rhode Island State Clean Water Finance Agency Pollution Control Subordinated Revenue Refunding Bonds, Subseries A, Prerefunded,
5.00%, 10/1/20(4)	2,880	2,914
		11,150
South Carolina – 2.3%
Beaufort-Jasper Water & Sewer Authority South Carolina Waterworks & Sewer System Revenue Bonds, Series A,
5.00%, 3/1/30	2,530	3,369
Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding), Prerefunded,
5.00%, 11/1/21(4)	2,500	2,657
Charleston County School District G.O. Unlimited BANS, Phase IV Sales Tax Project (SCSDE Insured),
5.00%, 5/12/21	10,000	10,415
Charleston Waterworks & Sewer System Revenue Bonds,
5.00%, 1/1/44	5,000	6,505
Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,
4.00%, 2/1/24(1) (2) (3)	10,000	10,984
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
South Carolina – 2.3%continued
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC, CR MBIA Insured),
5.38%, 1/1/25	$4,870	$5,797
SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	592
South Carolina State Transportation Infrastructure Bank Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 10/1/21(4)	1,270	1,343
South Carolina State Transportation Infrastructure Bank Variable Revenue Refunding Bonds, Series 2003B,
(Floating, ICE LIBOR USD 1M + 0.45%), 0.57%, 10/1/22(1) (3)	24,880	24,561
		66,223
Tennessee – 1.3%
Chattanooga Health Educational & Housing Facility Board Revenue Refunding Bonds, Series A, Commonspirit Health,
4.00%, 8/1/36	1,000	1,109
4.00%, 8/1/38	1,000	1,095
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,150
Metropolitan Government Nashville & Davidson County G.O. Unlimited & Improvement Bonds,
5.00%, 7/1/29	5,000	6,536
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.00%, 10/1/38	1,000	1,101
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, Unrefunded Balance,
5.00%, 7/1/24	4,600	4,611
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2) (3)	12,645	14,619

TAX-EXEMPT FIXED INCOME FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Tennessee – 1.3%continued
Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,
4.00%, 11/1/25(1) (2) (3)	$2,500	$2,831
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program,
4.05%, 7/1/20	270	270
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program, Prerefunded,
4.13%, 1/1/21(4)	1,520	1,548
Williamson County District School G.O. Unlimited Bonds,
5.00%, 4/1/25	1,000	1,212
4.00%, 4/1/32	1,745	2,153
		38,235
Texas – 9.4%
Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/22	100	108
Central Regional Mobility Authority Revenue Bonds, Senior Lien,
5.00%, 1/1/43	1,930	2,157
Central Regional Mobility Authority Revenue Refunding Bonds,
5.00%, 1/1/46	500	543
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Senior Lien,
5.00%, 12/1/32	10,000	13,135
Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series C,
10/1/34(7)	2,000	2,698
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.),
1.95%, 8/1/22(1) (2) (3)	2,500	2,549
Fort Worth Water & Sewer System Revenue Refunding Bonds, Series A,
2/15/33(7)	3,060	3,132
Frisco Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/28	5,755	7,101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Texas – 9.4%continued
Harris County Cultural Educational Facilities Finance Corp. Revenue Bonds, Series A, Memorial Hermann Health System, Prerefunded,
5.00%, 12/1/24(4)	$3,500	$4,195
Harris County Flood Control District Contract Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 10/1/20(4)	10,000	10,117
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series 2015C (PSF, Gtd.),
(Floating, ICE LIBOR USD 1M + 0.28%), 0.40%, 8/16/21(1) (3)	2,000	1,991
Lewisville Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
8/15/31(7)	1,410	1,877
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series (AGM Insured), Escrowed to Maturity,
4.75%, 1/1/28	4,640	5,373
North Texas Tollway Authority Revenue Refunding Bonds, First Tier,
5.00%, 1/1/38	2,580	2,623
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/25	1,800	1,991
5.00%, 1/1/35	3,000	4,081
5.00%, 1/1/38	5,500	6,684
5.00%, 1/1/39	5,000	6,009
Northside Texas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/30	1,640	2,138
Pasadena Independent School District Variable G.O. Unlimited Bonds, Series B, School Building (PSF, Gtd.),
1.50%, 8/15/24(1) (2) (3)	6,500	6,692
Pflugerville Independent School District Tax School Building G.O. Unlimited Bonds, Series 2014 (PSF, Gtd.),
4.00%, 2/15/33	6,620	7,380
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.75%, 12/1/25(1) (2) (3)	1,000	1,018

NORTHERN FUNDS QUARTERLY REPORT     53    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Texas – 9.4%continued
San Antonio Electric & Gas Variable Revenue Refunding Bonds, Series B,
2.00%, 12/1/21(1) (2) (3)	$1,500	$1,520
Texas State A&M University Financing System Revenue Bonds, Series D, Prerefunded,
5.00%, 5/15/23(4)	5,000	5,660
Texas State A&M University Revenue Refunding Bonds, Series C,
4.00%, 5/15/31	1,655	1,920
Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission,
5.00%, 10/1/23	70	81
Texas State TRANS,
4.00%, 8/27/20	150,000	150,879
Texas State Transportation Commission Central Turnpike System Taxable Revenue Refunding Bonds, Series B,
1.98%, 8/15/22(1) (2) (3)	750	753
Texas State Transportation Commission Mobility Fund Refunding G.O. Unlimited Bonds,
4.00%, 10/1/33	5,000	5,543
5.00%, 10/1/34	1,500	1,722
Texas State Variable G.O. Unlimited Refunding Bonds, Water Financial Assistance,
2.25%, 8/1/22(1) (2) (3)	2,000	2,003
Texas State Water Development Board TRB, Series B,
2.28%, 10/15/27	315	339
2.33%, 10/15/28	295	320
Texas State Water Finance Assistance G.O. Unlimited Refunding Bonds,
5.00%, 8/1/21	4,000	4,207
Texas State Water Financial Assistance G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 8/1/21	3,000	3,155
University of Texas Revenue Refunding Bonds, Series I,
5.00%, 8/15/22	750	825
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Texas – 9.4%continued
Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),
2.25%, 8/15/41(2) (3)	$1,750	$1,786
		274,305
Utah – 1.0%
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/26	1,500	1,819
5.00%, 7/1/28	2,500	3,158
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 6/15/25(4)	2,000	2,450
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series C (AGM Insured),
5.25%, 6/15/32	15,000	20,805
		28,232
Vermont – 0.1%
Vermont G.O. Unlimited Bonds, Series B,
5.00%, 8/15/22	1,425	1,568
Virginia – 1.9%
Fairfax County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 10/1/31	5,280	7,060
Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 7/1/24(4)	3,465	4,089
Henrico County G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/31	3,550	4,829
Henrico County Water & Sewer System Revenue Bonds,
4.00%, 5/1/46	10,000	11,513
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/22	1,360	1,450

TAX-EXEMPT FIXED INCOME FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Virginia – 1.9%continued
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), Prerefunded,
5.00%, 10/1/22(4)	$1,500	$1,658
Roanoke EDA Hospital Revenue Refunding Bonds, Series A, Carilion Clinic Obligated Group,
5.00%, 7/1/47	2,000	3,071
Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds,
5.00%, 7/1/28	5,000	6,015
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment,
4.38%, 2/1/32	2,015	2,187
4.50%, 2/1/34	5,500	5,975
Virginia State Public School Authority Special Obligation Prince William County Revenue Bonds (State Aid Withholding),
5.00%, 3/1/30	5,365	7,056
Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.50%, 10/1/22	1,000	1,117
Virginia State Small Business Financing Authority Revenue Bonds (AMT), 95 Express Lanes LLC Project,
5.00%, 1/1/44	1,000	1,028
		57,048
Washington – 2.0%
Energy Northwest Project 3 Electric Revenue Refunding Bonds, Bonneville Power Administration,
5.00%, 7/1/27	1,500	1,875
Everett Refunding G.O. Limited Bonds,
5.00%, 12/1/31	1,900	2,551
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	10,000	12,548
Port of Seattle Revenue Refunding Bonds, Series A,
5.00%, 8/1/30	3,000	3,206
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Washington – 2.0%continued
Seattle Municipal Light & Power Improvement Revenue Refunding & Improvement Bonds, Series A, Prerefunded,
5.00%, 2/1/21(4)	$1,670	$1,715
Seattle Solid Waste Revenue Refunding & Improvement Bonds,
4.00%, 6/1/31	1,865	2,145
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	10,000	12,818
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
4.00%, 7/1/28	5,000	5,314
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	6,430	8,074
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	3,000	3,399
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series 201,
5.00%, 7/1/24	2,925	3,061
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
2.75%, 2/1/27	1,160	1,196
		57,902
West Virginia – 0.1%
Marshall University Revenue Refunding Bonds, Series A (AGM Insured),
3.00%, 5/1/46	1,000	1,022
West Virginia State University Revenue Bonds, Series A, West Virginia University Projects, Prerefunded,
5.00%, 10/1/22(4)	1,745	1,927
		2,949
Wisconsin – 1.4%
PMA Levy & Aid Anticipation Notes Program Revenue Participation Notes, Series A,
3.00%, 10/23/20	4,000	4,034
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/37	5,000	6,341

NORTHERN FUNDS QUARTERLY REPORT     55    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Wisconsin – 1.4%continued
5.00%, 5/1/40	$5,000	$5,980
Wisconsin State G.O. Unlimited Bonds, Series B,
3.00%, 5/1/26	2,485	2,536
4.00%, 5/1/30	3,250	3,897
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	3,298
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	791
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	3,875	4,796
4.00%, 4/1/39	5,000	5,655
Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,
3.00%, 3/1/39	1,000	1,058
Wisconsin State Housing & EDA Revenue Bonds, Series A,
1.60%, 11/1/22(1) (2) (3)	4,000	4,044
		42,430
Total Municipal Bonds
(Cost $2,469,732)		2,580,705

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 7.9%
Northern Institutional Funds - Municipal Portfolio (Shares), 0.00%(8) (9)	125,000,000	$125,000
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(8) (9)	105,663,937	105,664
Total Investment Companies
(Cost $230,664)		230,664

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.5%
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 8/1/20	$5,000	$5,019
Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A, 4.00%, 6/1/21(1) (2) (3)	5,000	5,131
Burke County Development Authority Variable PCR Refunding Bonds, Georgia Transmission Corporation, 2.50%, 5/3/21(1) (2) (3)	2,500	2,535
California State Educational Facilities Authority Variable Revenue Bonds, Series B, California Institute of Technology, 0.05%, 7/9/20(1) (3) (10)	650	650
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Co., 1.20%, 6/1/21(1) (2) (3)	10,000	9,992
Cobb County School District G.O. Limited Notes, Short-Term Construction Notes, 2.00%, 12/16/20	7,500	7,556
Cypress-Fairbanks Independent School District G.O. Unlimited Variable Bonds, Series A-3, School Building (PSF, Gtd.), 3.00%, 8/17/20(1) (2) (3)	2,000	2,006
Dallas County Hospital District G.O. Limited Refunding Bonds, 5.00%, 8/15/20	5,000	5,028
Goose Creek Consolidated Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 3.00%, 10/1/20(1) (2) (3)	3,500	3,521
Indiana Bond Bank Revenue Notes, Advance Funding Program, 3.00%, 1/11/21	7,500	7,601
Montgomery County Variable G.O. Unlimited Bonds, Series E, 0.02%, 7/2/20(1) (3) (10)	12,595	12,595
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries A-2, 0.04%, 7/2/20(1) (3) (10)	15,320	15,320

TAX-EXEMPT FIXED INCOME FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.5% continued
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series 1, 5.00%, 11/1/20	$7,710	$7,832
New York State Dormitory Authority State Personal Income Tax Subordinate RANS, Series B, 5.00%, 3/31/21	10,000	10,352
Ohio State University Variable Revenue Bonds, Series B-1, 0.06%, 7/9/20(1) (3) (10)	1,925	1,925
Ohio State Water Development Authority Water Pollution Control Variable Revenue Bonds, 0.08%, 7/9/20(1)	2,140	2,140
Spring Branch Independent School District Variable G.O. Unlimited Bonds, Schoolhouse (PSF, Gtd.), 1.55%, 6/15/21(1) (2) (3)	2,000	2,012
Total Short-Term Investments
(Cost $101,025)		101,215

Total Investments – 99.4%
(Cost $2,801,921)		2,913,137
Other Assets less Liabilities – 0.6%		18,238
NET ASSETS – 100.0%		$2,931,375

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Step coupon bond. Rate as of June 30, 2020 is disclosed.
(6)	Zero coupon bond.
(7)	When-Issued Security. Coupon rate is not in effect at June 30, 2020.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2020 is disclosed.
(10)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Authority

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LIBOR - London Interbank Offered Rate

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

S&P - Standard & Poor's

SCSDE - South Carolina State Department of Education

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     57    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued	June 30, 2020 (UNAUDITED)
At June 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	15.5%
AA	50.7
A	14.8
A1+ (Short Term)	5.2
A1 (Short Term)	1.4
BBB	2.2
Not Rated	2.3
Cash Equivalents	7.9
Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S& P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
General	26.5%
General Obligation	19.1
School District	6.4
Short-Term Investments	7.9
Transportation	6.8
Water	9.0
All other sectors less than 5%	24.3
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$553	$—	$553
Municipal Bonds(1)	—	2,580,705	—	2,580,705
Investment Companies	230,664	—	—	230,664
Short-Term Investments	—	101,215	—	101,215
Total Investments	$230,664	$2,682,473	$—	$2,913,137

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Municipal Portfolio (Shares)	$125,000	$—	$—	$65	$125,000	125,000,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	135,873	331,154	361,363	48	105,664	105,663,937
Total	$260,873	$331,154	$361,363	$113	$230,664	230,663,937
TAX-EXEMPT FIXED INCOME FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND	June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.7%
Alabama – 0.2%
Lower Gas District Gas Project Revenue Bonds,
4.00%, 12/1/25(1) (2) (3)	$1,500	$1,707
Arizona – 1.6%
Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 8/1/23	1,250	1,409
Arizona State Refunding COPS, Series A,
5.00%, 10/1/26	2,500	3,109
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.00%, 7/1/22	500	547
Chandler G.O. Limited Refunding Bonds,
5.00%, 7/1/27	3,000	3,872
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series E, School Improvement Project of 2012,
5.00%, 7/1/21	2,370	2,482
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A,
5.00%, 7/1/26	1,000	1,249
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series A,
5.00%, 7/1/21	1,250	1,309
		13,977
California – 6.3%
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, San Francisco Bay,
2.25%, 4/1/22(1) (2) (3)	4,200	4,300
2.63%, 4/1/26(1) (2) (3)	3,000	3,164
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AS, Escrowed to Maturity,
5.00%, 12/1/21	90	96
California State G.O. Unlimited Bonds, Various Purpose,
4.00%, 3/1/26	3,450	4,101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
California – 6.3%continued
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	$2,825	$3,555
5.00%, 4/1/28	2,130	2,798
5.00%, 9/1/28	5,000	6,264
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 4/1/33	5,000	5,723
California State Infrastructure & Economic Development Revenue Bonds, Bay Area Toll Bridges, First Lien (FGIC Insured), Escrowed to Maturity,
5.00%, 7/1/25	2,315	2,817
California State Municipal Finance Authority Insured Revenue Bonds, NCROC-Paradise Valley TEMPS 50 (California Mortgage Insured),
2.00%, 7/1/24	1,200	1,204
California State Various Purpose G.O. Unlimited Bonds,
3.00%, 3/1/26	3,925	4,447
Chino Basin Regional Financing Authority Revenue Notes, Series B,
4.00%, 11/1/25	2,500	2,951
Long Beach Harbor Revenue Notes, Series C,
4.00%, 7/15/21	1,000	1,035
San Francisco City & County G.O. Unlimited Refunding Bonds, Series R1,
5.00%, 6/15/25	1,500	1,842
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Prerefunded,
5.00%, 5/1/22(4)	10,080	10,952
		55,249
Colorado – 1.7%
Adams & Arapahoe Counties Joint School District No. 28J Aurora G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 12/1/24	1,000	1,113

NORTHERN FUNDS QUARTERLY REPORT     59    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Colorado – 1.7%continued
Boulder Larimer & Weld Counties St. Vrain Valley School District No. RE-1 G.O. Unlimited Refunding Bonds (State Aid Withholding),
4.00%, 12/15/24	$2,025	$2,125
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
5.00%, 11/20/25(1) (2) (3)	3,000	3,645
Colorado State Health Facilities Authority Hospital Variable Revenue Refunding Bonds, Adventhealth Obligation,
5.00%, 11/19/26(1) (2) (3)	1,000	1,232
Pueblo County School District No. 60 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/26	4,650	5,904
Weld County School District No. 6 Greeley G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/21	575	613
		14,632
Connecticut – 4.1%
Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion,
5.00%, 10/15/20	8,000	8,103
Connecticut State G.O. Unlimited Bonds, Series C,
4.00%, 6/1/27	1,000	1,177
Connecticut State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 9/15/23	2,000	2,275
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014A,
1.10%, 2/7/23(1) (2) (3)	1,770	1,801
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series U-1, Yale University Issue,
2.00%, 2/8/22(1) (2) (3)	7,075	7,257
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-1, Yale University,
5.00%, 7/1/29(2) (3)	4,560	4,560
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Connecticut – 4.1%continued
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-2, Yale University,
5.00%, 7/1/37(2) (3)	$3,915	$3,915
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C-2, Yale University,
5.00%, 2/1/23(1) (2) (3)	5,000	5,590
Connecticut State Special Tax Obligation Revenue Bonds,
5.00%, 5/1/26	1,200	1,469
		36,147
Florida – 1.7%
Broward County Airport System Revenue Refunding Bonds, Series B (AMT),
5.00%, 10/1/27	3,500	4,330
Cape Coral Water & Sewer Revenue Refunding Bonds (AGM Insured), Prerefunded,
5.00%, 10/1/21(4)	2,055	2,172
Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/20	675	675
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/23	475	540
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/27	3,115	4,024
Florida State Board of Education Public Education Capital Outlay 2011 G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/26	2,005	2,091
Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds,
5.00%, 10/1/21	1,000	1,059
		14,891
Georgia – 2.5%
Cherokee County Water & Sewer Authority Revenue Refunding Bonds, Series A,
5.00%, 8/1/27	1,000	1,290

TAX-EXEMPT FIXED INCOME FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Georgia – 2.5%continued
Georgia State G.O. Unlimited Bonds, Series A, Tranche 1,
5.00%, 7/1/20	$1,000	$1,000
Georgia State G.O. Unlimited Bonds, Series E,
2.00%, 8/1/27	2,500	2,502
Georgia State G.O. Unlimited Refunding Bonds, Series E,
5.00%, 12/1/27	2,000	2,540
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/23(1) (2) (3)	5,000	5,442
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	3,400	3,721
Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/2/24(1) (2) (3)	5,000	5,643
		22,138
Hawaii – 1.8%
Hawaii State G.O. Unlimited Bonds, Series EH, Unrefunded Balance,
5.00%, 8/1/28	2,000	2,271
Hawaii State G.O. Unlimited Bonds, Series FT,
5.00%, 1/1/28	2,100	2,713
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,000	5,315
Honolulu City & County Adjustable G.O. Unlimited Bonds, Honolulu Rail Transit Project,
5.00%, 9/1/23(1) (2) (3)	5,000	5,635
		15,934
Illinois – 1.1%
Champaign Coles Et al. Counties Community College District No. 505 G.O. Unlimited Refunding Bonds, Series B, Parkland College,
5.00%, 12/1/24	1,315	1,557
Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/22	1,150	1,250
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Illinois – 1.1%continued
Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 12/1/20(4)	$500	$510
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured), Escrowed to Maturity,
5.00%, 2/1/21	240	246
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B, Unrefunded Balance (BAM Insured),
5.00%, 2/1/21	6,020	6,174
		9,737
Indiana – 1.5%
Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group,
2.95%, 10/1/22	1,750	1,832
Indiana State Finance Authority Health System Revenue Refunding Bonds, Indiana University Health,
5.00%, 12/1/22	4,000	4,414
Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group,
1.65%, 7/1/22(1) (2) (3)	5,000	5,065
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A,
5.00%, 1/1/21	1,490	1,525
		12,836
Kansas – 0.3%
Johnson County Internal Improvement G.O. Unlimited Bonds, Series A,
5.00%, 9/1/21	835	881
Manhattan G.O. Unlimited Bonds, Series 01,
1.88%, 6/15/23	1,410	1,411
		2,292

NORTHERN FUNDS QUARTERLY REPORT     61    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Kentucky – 1.5%
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
5.00%, 6/1/21	$2,500	$2,604
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1,
4.00%, 12/1/20	1,070	1,083
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2) (3)	8,725	9,610
		13,297
Louisiana – 1.4%
Lafayette Public Power Authority Electric Revenue Bonds,
5.00%, 11/1/26	1,900	2,100
Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,
4.00%, 5/1/29	6,810	7,173
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured),
5.00%, 10/1/25	2,495	3,006
		12,279
Maryland – 1.5%
Baltimore Water Project Revenue Bonds, Series A,
5.00%, 7/1/20	1,000	1,000
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Escrowed to Maturity,
4.00%, 8/1/20	235	236
Maryland State & Local Facilities G.O. Unlimited Bonds, Loan of 2013-1,
4.00%, 3/1/26	4,700	4,817
Maryland State G.O. Unlimited Bonds, First Series,
5.00%, 6/1/26	3,000	3,511
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Maryland – 1.5%continued
Maryland State G.O. Unlimited Bonds, Second Series B, State & Local Facilities Loan,
2.50%, 8/1/24	$4,075	$4,081
		13,645
Massachusetts – 6.1%
Concord G.O. Limited Refunding Bonds, Municipal Purpose Loan,
4.00%, 9/15/23	500	559
Massachusetts State Bay Transportation Authority Sales TRB Revenue Bonds, Senior Series A,
5.00%, 7/1/26	1,475	1,847
Massachusetts State Clean Water Trust Revenue Bonds, Series 22, Green Bonds,
5.00%, 8/1/26	5,205	6,561
5.00%, 8/1/27	2,250	2,915
Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Subordinate Contracts,
5.00%, 1/1/23(1) (2) (3)	10,000	11,077
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Northeastern University, Series A,
10/1/27(5)	1,000	1,281
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A-2,
5.00%, 7/1/28	5,000	6,419
Massachusetts State G.O. Limited bonds, Series A, Prerefunded,
4.50%, 12/1/21(4)	2,000	2,120
Massachusetts State G.O. Limited Refunding Bonds, Series E,
3.00%, 12/1/27	3,565	4,115
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A, Prerefunded,
5.00%, 8/15/22(4)	1,700	1,865

TAX-EXEMPT FIXED INCOME FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Massachusetts – 6.1%continued
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A, Unrefunded Balance,
5.00%, 8/15/25	$8,300	$9,089
Massachusetts State Variable G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/23(1) (2) (3)	5,000	5,645
MWRA Revenue Bonds, Series J (AGM Insured), Escrowed to Maturity,
5.50%, 8/1/20	80	80
		53,573
Michigan – 2.3%
Grand Blanc Community Schools G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 11/1/28	1,415	1,853
Grand Valley State University Revenue Bonds,
5.00%, 12/1/24	750	869
Lansing Board of Water & Light Utility System Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/21(4)	1,245	1,304
Michigan State Finance Authority Adjustable Revenue Refunding Bonds, Trinity Health,
5.00%, 2/1/25(1) (2) (3)	3,000	3,549
Michigan State Finance Authority Clean Water State Revolving Fund Revenue Refunding Bonds,
5.00%, 10/1/20	2,805	2,838
Michigan State Finance Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 7/1/24(1) (2) (3)	5,000	5,633
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Corp.,
5.00%, 12/1/22	2,000	2,198
Romeo Community School District G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
2.00%, 5/1/22	2,025	2,088
		20,332
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Minnesota – 2.2%
Hennepin County Refunding G.O. Unlimited Bonds, Series C,
5.00%, 12/1/26	$1,175	$1,494
Lakeville Independent School District No. 194 G.O. Unlimited Bonds, Series A (School District Credit Program),
3.00%, 2/1/26	3,625	4,066
3.00%, 2/1/27	3,825	4,325
Minnesota State G.O. Unlimited Refunding Bonds, Series E, State Trunk Highway,
5.00%, 8/1/23	3,040	3,052
Minnesota State Rural Water Finance Authority Revenue Notes, Public Projects Construction,
1.00%, 8/1/21	3,000	3,011
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 10/1/21	2,030	2,151
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Unrefunded Balance,
5.00%, 8/1/22	1,175	1,179
		19,278
Missouri – 1.5%
Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	2,825	3,393
Curators of the University of Missouri System Facilities Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	2,320	2,753
Fort Zumwalt School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
4.00%, 3/1/24	1,480	1,670
Lees Summit Moser G.O. Unlimited Bonds, Series A,
3.00%, 4/1/28	2,925	3,030
Missouri State Board of Public Buildings Special Obligation Revenue Refunding Bonds, Series A,
3.00%, 10/1/26	2,500	2,514
		13,360

NORTHERN FUNDS QUARTERLY REPORT     63    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Nevada – 0.8%
Clark County School District G.O. Limited Bonds, Series A (AGM Insured),
3.00%, 6/15/22	$550	$574
5.00%, 6/15/27	1,000	1,247
Nevada State System of Higher Education University Revenue Bonds, Series B,
5.00%, 7/1/26	5,000	5,633
		7,454
New Jersey – 0.5%
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding Bonds,
5.00%, 12/15/26	1,000	1,136
Union County G.O. Unlimited Refunding Bonds,
2.00%, 1/15/23	385	401
West Windsor-Plainsboro Regional School District G.O. Unlimited Bonds (School Board Resource Fund Insured),
2.25%, 8/1/26	2,570	2,779
		4,316
New Mexico – 0.2%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B,
5.00%, 7/1/21	1,675	1,754
New York – 13.6%
Albany County Various Purpose G.O. Limited Bonds, Series A,
5.00%, 9/15/26	930	1,173
Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A,
5.00%, 3/1/22	5,000	5,270
Metropolitan Transportation Authority Revenue BANS, Series A-1,
5.00%, 2/1/23	1,500	1,589
Metropolitan Transportation Authority Revenue Bonds, Series D, Prerefunded,
5.00%, 11/15/21(4)	2,500	2,663
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
New York – 13.6%continued
Metropolitan Transportation Authority Revenue Bonds, Subseries A, Green Bonds,
5.00%, 11/15/24(1) (2) (3)	$1,950	$2,140
Metropolitan Transportation Authority Revenue Refunding Bonds, Series C-1, Green Bonds,
5.00%, 11/15/23	1,665	1,809
New York City Housing Development Corp. MFH Revenue Bonds, Series L, Sustainable Neighborhood Bonds,
2.75%, 12/29/23(1) (2) (3)	3,000	3,138
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution,
5.00%, 6/15/29	2,540	2,646
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB-2,
5.00%, 6/15/25	4,870	5,633
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/26	2,000	2,136
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/23	1,000	1,138
5.00%, 2/1/29	3,295	3,770
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series A,
5.00%, 11/1/23	960	1,018
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series D, Fiscal 2013,
5.00%, 11/1/22	1,290	1,427
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds, Series B,
5.00%, 11/1/26	5,925	6,513
5.00%, 11/1/27	5,150	5,655

TAX-EXEMPT FIXED INCOME FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
New York – 13.6%continued
New York City Transitional Finance Authority Revenue Future Tax Secured Subordinate Revenue Bonds, Series G,
5.00%, 11/1/25	$3,620	$4,060
New York G.O. Unlimited Bonds, Series E,
5.00%, 8/1/25	1,000	1,108
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/28	7,500	9,753
New York State Dorm Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Series A, Cornell University,
5.00%, 7/1/26	2,050	2,583
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 2,
5.00%, 3/15/31	1,540	2,008
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Series A, Cornell University,
5.00%, 7/1/40	5,440	5,440
New York State Dormitory Authority State Personal Income Tax General Purpose Revenue Bonds, Series D, Unrefunded Balance,
5.00%, 2/15/23	2,890	3,097
5.00%, 2/15/27	1,225	1,307
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/24	645	752
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
5.00%, 2/15/26	285	352
New York State Dormitory Authority State Supported Debt Third General Resolution Revenue Bonds, State University,
5.00%, 5/15/26	2,840	3,048
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
New York – 13.6%continued
New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water,
5.00%, 6/15/22	$1,300	$1,417
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds, New York City Municipal Water,
5.00%, 6/15/26	1,400	1,750
New York State HFA Variable Revenue Refunding Bonds, Affordable Housing (SonyMA Insured),
1.88%, 11/1/21(1) (2) (3)	3,000	3,002
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA Insured),
2.10%, 5/1/23	2,000	2,005
2.13%, 11/1/23	1,000	1,015
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series J,
2.50%, 5/1/22	3,500	3,504
New York State School Districts Financing Program Revenue Bonds, Series 2020 (AGM Insured),
5.00%, 10/1/22	2,500	2,758
New York State Thruway Authority Personal Income Tax Revenue Refunding Transportation Bonds, Series A,
5.00%, 3/15/23	3,585	3,790
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/25	3,650	4,087
5.00%, 3/15/28	2,175	2,424
5.00%, 3/15/29	2,675	2,977
Onondaga Civic Development Corp. Revenue Refunding Bonds, Series A, Sycarus University Project,
5.00%, 12/1/27	1,250	1,619
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B,
5.00%, 11/15/25	7,500	8,262
		119,836

NORTHERN FUNDS QUARTERLY REPORT     65    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
North Carolina – 1.8%
Forsyth County G.O. Unlimited Refunding Bonds,
3.00%, 4/1/28	$9,400	$10,938
Mecklenburg County G.O. Unlimited Bonds,
5.00%, 3/1/26	2,405	3,002
Wake County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 4/1/22	1,500	1,624
		15,564
North Dakota – 0.0%
City of Fargo North Dakota G.O. Unlimited Refunding Bonds, Series A,
3.00%, 5/1/25	220	239
Ohio – 4.0%
American Municipal Power-Ohio, Inc., Revenue Bonds, Series A, Build America Bonds, Combined Hydroelectric Projects,
2.25%, 8/15/21(1) (2) (3)	1,000	1,007
Columbus G.O. Unlimited Bonds, Series A,
5.00%, 4/1/27	3,650	4,666
Cuyahoga County Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/21	1,115	1,190
Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program),
5.00%, 11/1/20	750	761
Ohio State Common Schools G.O. Unlimited Bonds, Series B, Prerefunded,
5.00%, 6/15/22(4)	2,205	2,408
Ohio State Conservation Projects G.O. Unlimited Bonds, Series A,
4.00%, 3/1/28	2,460	3,032
Ohio State G.O. Unlimited Bonds, Series A,
5.00%, 6/15/26	6,320	7,458
Ohio State Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 5/1/22	1,500	1,629
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Ohio – 4.0%continued
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S,
5.00%, 5/1/28	$5,085	$6,316
Ohio State Infrastructure Improvement G.O. Limited Bonds, Series A,
3.00%, 9/1/27	3,000	3,239
University of Cincinnati Revenue Bonds, Series A, Prerefunded,
5.00%, 6/1/23(4)	3,280	3,725
		35,431
Oklahoma – 0.5%
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School,
5.00%, 10/1/25	1,000	1,218
Oklahoma County Independent School District No. 12 Edmond Combined Purpose G.O. Unlimited Bonds,
2.00%, 8/1/20	1,000	1,001
Oklahoma State Agricultural and Mechanical Colleges Revenue Refunding Bonds, Series A,
5.00%, 9/1/26	1,250	1,557
Tulsa Metropolitan Utility Authority Revenue Refunding Bonds, Series A,
7/1/21(5)	1,000	1,006
		4,782
Oregon – 0.3%
Oregon State G.O. Unlimited Bonds, Series L,
5.00%, 11/1/21	905	962
Portland Water System Revenue Refunding Bonds, Second Lien,
5.00%, 10/1/27	1,640	1,842
		2,804
Pennsylvania – 0.6%
Easton Area School District Refunding G.O. Limited Bonds, Series A (State Aid Withholding),
4.00%, 4/1/26	1,600	1,892
Pennsylvania State G.O. Unlimited Bonds, Series 1,
4.00%, 6/1/29	1,000	1,057

TAX-EXEMPT FIXED INCOME FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Pennsylvania – 0.6%continued
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series A, Motor License Fund-Enhanced, Prerefunded,
5.00%, 12/1/22(4)	$2,435	$2,707
		5,656
Rhode Island – 0.1%
Rhode Island Infrastructure Bank Municipal Road And Bridge Revolving Fund Revenue Bonds, Series A ,
5.00%, 10/1/25	1,000	1,196
South Carolina – 0.2%
South Carolina State Institution G.O. Unlimited Bonds, Series F, Clemson University (State Aid Withholding),
2.00%, 6/1/27	1,280	1,360
Tennessee – 1.9%
Chattanooga G.O. Unlimited Refunding Bonds, Series B,
5.00%, 2/1/21	950	976
Hardin County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 6/1/24	540	633
Knox County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/27	2,170	2,799
Metropolitan Government of Nashville & Davidson County, G.O. Unlimited Refunding Bonds,
5.00%, 7/1/26	6,055	6,875
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2) (3)	4,500	5,203
		16,486
Texas – 8.3%
Beaumont Independent School District Refunding G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/23	1,150	1,289
Coppell Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/15/27	2,460	3,172
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Texas – 8.3%continued
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF, Gtd.),
1.25%, 8/15/22(1) (2) (3)	$4,250	$4,294
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Senior Lien, Prerefunded,
5.00%, 12/1/22(4)	750	834
East Central Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
3.00%, 8/15/24	1,125	1,239
Ector County Independent School District G.O. Unlimited Bonds, School Building (PSF, Gtd.),
5.00%, 8/15/29	615	694
El Paso Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/23	1,000	1,143
5.00%, 8/15/27	1,000	1,291
Fort Bend Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/27	2,685	2,941
Houston Utility System Revenue Refunding Bonds, Series B, First Lien,
5.00%, 11/15/21	4,165	4,435
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series 2015C (PSF, Gtd.),
(Floating, ICE LIBOR USD 1M + 0.28%), 0.40%, 8/16/21(1) (3)	2,000	1,992
Klein Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/1/21	1,500	1,577
Laredo Certificates Obligation G.O. Limited Bonds,
5.00%, 2/15/23	500	556
Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,
5.00%, 2/15/27	800	988
Leander G.O. Limited Refunding Bonds,
5.00%, 8/15/21	550	579
5.00%, 8/15/22	500	547

NORTHERN FUNDS QUARTERLY REPORT     67    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Texas – 8.3%continued
Leander Independent School District G.O. Unlimited Bonds, Series A, School Building (PSF, Gtd.),
5.00%, 8/15/23	$1,000	$1,142
Leander Independent School District G.O. Unlimited Bonds, Series C (PSF, Gtd.),
5.00%, 8/15/28	750	988
Leander Independent School District Refunding G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 8/15/20	1,600	1,607
Lewisville Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/15/23	1,330	1,522
Northside Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
1.60%, 8/1/24(1) (2) (3)	1,500	1,545
Northside Texas Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
4.00%, 8/15/20	2,000	2,009
Port Neches-Groves Independent School District G.O. Unlimited Bonds, Tax School Building (PSF, Gtd.),
5.00%, 2/15/24	1,000	1,158
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/25	645	707
San Antonio Electric & Gas Variable Revenue Refunding Bonds, Series B,
2.00%, 12/1/21(1) (2) (3)	2,000	2,027
Southwest Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/1/28	915	1,189
Texas State TRANS,
4.00%, 8/27/20	27,710	27,872
Texas State Variable G.O. Unlimited Refunding Bonds, Water Financial Assistance,
1.85%, 8/1/22(1) (2) (3)	2,000	2,002
University of Texas Revenue Refunding Bonds, Series I,
5.00%, 8/15/21	1,500	1,580
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Texas – 8.3%continued
West Harris County Regional Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 12/15/21	$500	$534
		73,453
Utah – 1.8%
Cache County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),
5.00%, 6/15/21	2,650	2,770
Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),
3.00%, 6/1/28	4,095	4,471
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Unrefunded Balance,
5.00%, 10/1/27	45	45
5.00%, 10/1/28	30	30
Utah County Hospital Revenue Bonds, Series B, IHC Health Services, Inc.,
8/1/24(5)	4,000	4,697
Utah State G.O. Unlimited Bonds,
5.00%, 7/1/26	3,025	3,802
		15,815
Virginia – 3.0%
Fairfax County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
4.00%, 10/1/26	5,000	6,038
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System,
5.00%, 5/15/23(1) (2) (3)	9,125	10,282
Henrico County G.O. Unlimited Bonds, Series A (State Aid Withholding),
8/1/26(5)	2,315	2,923
Loudoun County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 12/1/28	3,000	3,999

TAX-EXEMPT FIXED INCOME FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Virginia – 3.0%continued
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series A, 21st Century College & Equipment, Prerefunded,
5.00%, 2/1/21(4)	$1,000	$1,028
Virginia State Public School Authority School Financing Revenue Bonds, Series C (State Aid Withholding),
5.00%, 8/1/21	1,260	1,325
Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Virginia Pooled Financing Program (State Intercept Program),
5.00%, 11/1/22	1,110	1,231
		26,826
Washington – 5.5%
Franklin County School District No. 1 Pasco G.O. Unlimited Bonds (School Board Guaranty Program),
4.00%, 12/1/28	1,500	1,629
Franklin County School District No. 1 Pasco G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	1,340	1,605
King County Lake Washington School District No. 414 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/27	2,000	2,460
4.00%, 12/1/28	3,000	3,764
King County School District No. 411 Issaquah Refunding G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/24	1,045	1,161
Pierce County Bethel School District No. 403 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/21	850	895
4.00%, 12/1/22	800	871
4.00%, 12/1/27	1,250	1,530
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Washington – 5.5%continued
Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	$650	$729
Pierce County School District No. 83 University Place G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	3,205	3,839
Snohomish County School District #201 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/23	1,200	1,278
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/21	750	800
Snohomish County School District No. 201 Washington G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
4.00%, 12/1/27	1,000	1,014
Thurston & Pierce Counties Community Schools G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/23	685	791
Walla Walla County School District No. 250 College Place G.O. Unlimited Bonds (School Board Guaranty Program),
4.25%, 12/1/28	2,445	2,605
Washington State G.O. Unlimited Bonds, Series 2017-A,
5.00%, 8/1/29	2,400	2,996
Washington State G.O. Unlimited Refunding Bonds, Motor Vehicle Fuel Tax,
5.00%, 7/1/25	1,000	1,092
5.00%, 7/1/26	5,000	5,456
Washington State G.O. Unlimited Refunding Bonds, Series R-2012C, Various Purpose,
4.00%, 7/1/28	7,495	7,965
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
5.00%, 7/1/24	750	819

NORTHERN FUNDS QUARTERLY REPORT     69    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Washington – 5.5%continued
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/22	$775	$833
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2011B,
5.00%, 7/1/25	2,500	2,500
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-C,
4.00%, 7/1/27	1,840	2,015
		48,647
West Virginia – 0.3%
West Virginia State University Revenue Bonds, Series B, Virginia University Projects, Prerefunded,
4.75%, 10/1/21(4)	2,595	2,738
Wisconsin – 4.0%
Central Brown County Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 11/1/20	200	203
Fox Valley Technical College District School Facilities G.O. Unlimited Bonds, Series C,
3.00%, 12/1/27	2,500	2,627
Gateway Technical College District G.O. Unlimited Promissory Notes, Series A-20,
3.00%, 4/1/26	825	911
Janesville G.O. Unlimited Promissory Notes, Series A,
2.00%, 2/1/22	455	467
Wisconsin State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/21	3,405	3,540
4.00%, 5/1/28	5,710	6,897
Wisconsin State G.O. Unlimited Refunding Bonds,
5.00%, 11/1/21	1,000	1,063
Wisconsin State G.O. Unlimited Refunding Bonds, Series 3,
5.00%, 11/1/25	3,925	4,335
Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,
5.00%, 5/1/26	645	766
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Wisconsin – 4.0%continued
Wisconsin State Housing & EDA Revenue Bonds, Series A,
1.60%, 11/1/22(1) (2) (3)	$1,000	$1,011
Wisconsin State Transportation Revenue Bonds, Series A,
5.00%, 7/1/28	4,000	5,014
Wisconsin State Transportation Revenue Refunding Bonds, Series 1, Unrefunded Balance,
5.00%, 7/1/25	7,505	8,520
		35,354
Total Municipal Bonds
(Cost $747,401)		765,015

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 10.8%
Northern Institutional Funds - Municipal Portfolio (Shares), 0.01%(6) (7)	25,000,000	$25,000
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(6) (7)	69,827,056	69,827
Total Investment Companies
(Cost $94,827)		94,827

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.9%
Cobb County G.O. Unlimited TANS, 1.00%, 12/18/20	$5,000	$5,018
Hawaii State G.O. Unlimited Refunding Bonds, Series EP, 5.00%, 8/1/20	1,000	1,004
Massachusetts State G.O. Limited Bonds, Series A, 5.00%, 3/1/21	3,000	3,095
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-1, 5.00%, 5/1/21	1,000	1,039
New York State Dormitory Authority State Personal Income Tax Subordinate RANS, Series B, 5.00%, 3/31/21	1,250	1,294
Northside Independent School District G.O. Unlimited Bonds (PSF, Gtd.), 2.13%, 8/1/20(1) (2) (3)	2,130	2,133

TAX-EXEMPT FIXED INCOME FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.9% continued
Orange County HFA Revenue Bonds, Series A, Willow Key Apartments, 1.90%, 4/1/21(1) (2) (3)	$1,300	$1,309
Snohomish County School District #201 G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 12/1/20	1,000	1,019
University of Texas Financing System Revenue Refunding Bonds, Series B, 5.00%, 8/15/20	1,135	1,141
Total Short-Term Investments
(Cost $16,993)		17,052

Total Investments – 99.4%
(Cost $859,221)		876,894
Other Assets less Liabilities – 0.6%		5,497
NET ASSETS – 100.0%		$882,391

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2020.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

GAAP - Generally Accepted Accounting Principles

Gtd. - Guaranteed

HFA - Housing Finance Authority

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LIBOR - London Interbank Offered Rate

MFH - Multi-Family Housing

MWRA - Massachusetts Water Resources Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

S&P - Standard & Poor's

SonyMA - State of New York Mortgage Agency

SRF - Special Revenue Fund

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     71    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	June 30, 2020 (UNAUDITED)
At June 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	20.6%
AA	56.6
A	6.4
A1+ (Short Term)	3.8
A1 (Short Term)	1.1
A2 (Short Term)	0.2
BBB	0.1
Not Rated	0.4
Cash Equivalents	10.8
Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S& P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
General	15.0%
General Obligation	30.0
Higher Education	6.8
Medical	5.4
School District	12.3
Short-Term Investments	10.8
Transportation	6.8
Water	6.3
All other sectors less than 5%	6.6
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$765,015	$—	$765,015
Investment Companies	94,827	—	—	94,827
Short-Term Investments	—	17,052	—	17,052
Total Investments	$94,827	$782,067	$—	$876,894

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Municipal Portfolio (Shares)	$25,000	$—	$—	$13	$25,000	25,000,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	42,134	158,046	130,353	19	69,827	69,827,056
Total	$67,134	$158,046	$130,353	$32	$94,827	94,827,056
TAX-EXEMPT FIXED INCOME FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
TAX-EXEMPT FUND	June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 88.0%
Alabama – 0.6%
Birmingham G.O. Unlimited Convertible CABS, Series A,
5.00%, 3/1/27	$1,000	$1,118
Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series A-1, Project No. 5,
4.00%, 10/1/26(1) (2) (3)	2,500	2,883
City of Madison Board of Education Special Tax School Warrants,
4.00%, 2/1/44	4,540	5,266
Madison Water & Wastewater Board Water & Sewer Revenue Refunding Bonds,
3.00%, 12/1/50	1,825	1,906
		11,173
Alaska – 0.3%
Alaska State Housing Finance Corp. Mortgage Revenue Bonds, Series A,
3.75%, 12/1/40	1,000	1,082
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital Project Bond,
4.00%, 6/1/36	3,500	3,837
		4,919
Arizona – 2.7%
Arizona Board of Regents Revenue Bonds, Series B,
5.00%, 7/1/43	2,070	2,678
Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds,
5.00%, 7/1/42	2,000	2,385
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	2,000	2,434
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/30	1,485	1,825
Arizona State University Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	1,000	1,267
Goodyear Water & Sewer Revenue Bonds, Subordinate Lien Obligations, Second Series (AGM Insured),
4.00%, 7/1/45	2,000	2,310
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Arizona – 2.7%continued
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
4.00%, 7/1/50	$5,000	$5,287
Northern Arizona University Revenue Refunding Bonds, Series B (BAM Insured),
5.00%, 6/1/39	2,500	3,175
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
4.00%, 7/1/44	4,000	4,469
Phoenix Civic Improvement Corp. District Convertible Revenue Capital Appreciation Bonds, Series B, Civic Plaza (NATL Insured),
5.50%, 7/1/38	2,500	3,782
Phoenix Civic Improvement Corp. Rental Car Facility Revenue Bonds, Series A,
5.00%, 7/1/39	2,500	2,880
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	5,000	5,744
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/39	4,000	4,999
Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,279
Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	2,000	2,053
		47,567
Arkansas – 0.3%
Fayetteville School District No. 1 G.O. Limited Refunding Bonds (State Aid Withholding),
3.00%, 6/1/50	5,000	5,133

NORTHERN FUNDS QUARTERLY REPORT     73    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
California – 6.8%
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	$993	$1,064
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	700	881
California State G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 8/1/32	2,440	3,441
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 3/1/32	2,500	3,380
5.00%, 4/1/38	5,000	5,675
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	5,000	5,692
5.00%, 5/15/43	2,000	2,256
California State University Revenue Bonds, Series A,
5.00%, 11/1/37	1,110	1,458
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	5,000	6,054
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC,
5.00%, 5/15/32	1,000	1,094
Carlsbad Unified School District G.O. Unlimited Convertible Capital Appreciation Bonds, Series B, Election,
6.00%, 5/1/34	2,500	2,987
Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/43	1,000	1,198
Chino Valley Unified School District G.O. Limited Bonds, Series B,
4.00%, 8/1/45	500	588
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
California – 6.8%continued
Los Angeles Department of Airports Airport Subordinated Revenue Refunding Bonds,
5.00%, 5/15/36	$2,745	$3,485
5.00%, 5/15/43	5,000	6,229
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,675
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
5.00%, 7/1/32	880	1,164
Los Angeles Department of Water & Power System Revenue Bonds, Series C,
5.00%, 7/1/39	1,000	1,298
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/31	1,445	1,716
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,
5.00%, 7/1/43	5,000	6,285
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A,
5.00%, 7/1/39	2,070	2,601
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
7/1/47(4)	3,500	4,569
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C,
7/1/40(4)	5,400	7,189
Newport Mesa Unified School District G.O. Unlimited Refunding CABS Bonds,
0.00%, 8/1/41(5)	2,000	990
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	2,500	2,765

TAX-EXEMPT FIXED INCOME FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
California – 6.8%continued
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/28	$1,000	$1,177
Palomar Community College District G.O. Unlimited Convertible Capital Appreciation Bonds, Election,
(Step to 6.38% on 8/1/30), 0.71%, 8/1/45(6) (7)	2,500	2,685
Pasadena Community College District G.O. Unlimited Refunding Bonds,
4.00%, 8/1/23	2,520	2,806
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,280	1,284
Sacramento Municipal Utility District Electric Revenue Bonds, Series H,
5.00%, 8/15/50	2,500	3,255
San Diego Public Facilities Financing Authority Water Revenue Bonds, Series A,
3.00%, 8/1/49	3,500	3,656
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	2,500	3,060
5.00%, 5/1/42	1,500	1,751
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	3,000	3,611
5.00%, 5/1/50	1,500	1,796
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds,
5.00%, 5/1/36	3,300	4,131
San Juan Unified School District G.O. Unlimited Bonds, Series N, Election of 2012,
4.00%, 8/1/29	2,000	2,362
San Mateo Union High School District G.O. Unlimited Convertible Capital Appreciation Bonds, Election 2010,
(Step to 6.70% on 9/1/28), 0.00%, 9/1/41(6) (7)	3,220	3,538
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
California – 6.8%continued
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(8)	$1,100	$1,163
Sequoia Union High School District Taxable G.O. Unlimited Refunding Bonds,
2.61%, 7/1/35	1,000	1,057
Solano County Community College G.O. Unlimited Bonds, Series A, District Election 2012,
(Step to 5.13% on 8/1/23), 1.42%, 8/1/41(7)(6)	3,200	3,511
South Placer Wastewater Authority Revenue Refunding Bonds, Series 2020,
5.00%, 11/1/35	500	719
Vacaville Unified School District G.O. Unlimited Series D,
4.00%, 8/1/45	500	576
		119,947
Colorado – 3.8%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	4,775	5,872
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(8)	225	291
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	5,000	6,459
Aurora Water Revenue Refunding Bonds, Green Bonds,
5.00%, 8/1/41	4,000	4,825
Colorado State COPS ,Series A,
4.00%, 12/15/37	10,000	11,718
Colorado State COPS, Series A,
4.00%, 12/15/35	3,315	4,040

NORTHERN FUNDS QUARTERLY REPORT     75    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Colorado – 3.8%continued
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	$2,500	$2,896
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, University of Denver Project (NATL Insured),
5.00%, 3/1/35	2,000	2,640
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	1,085
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,
4.00%, 8/1/49	2,000	2,144
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	3,400	3,971
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	2,000	2,380
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(5)	2,750	1,578
0.00%, 8/1/39(5)	2,805	1,468
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,719
Denver City & County School District No. 1 COPS, Series B,
5.25%, 12/1/40	1,805	1,856
El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding), Prerefunded,
5.25%, 9/15/24(8)	5,000	6,010
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Colorado – 3.8%continued
Jefferson County School District No. R-001 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/37	$5,000	$6,384
		67,336
Connecticut – 0.6%
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 8/1/34	3,000	3,506
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/31	2,500	3,143
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	3,000	3,692
		10,341
District of Columbia – 3.3%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 6/1/43	5,000	6,248
District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/38	1,000	1,144
District of Columbia Income Tax Secured Revenue Bonds, Series A,
5.00%, 3/1/31	5,460	7,340
District of Columbia Water & Sewer Authority Public Utility Revenue Refunding Bonds, Series C, Subordinate Lien,
5.00%, 10/1/25	5,000	5,496
District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,
5.00%, 10/1/45	2,500	2,938
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail & Capital Improvement,
5.00%, 10/1/44	2,000	2,330
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	5,000	5,414

TAX-EXEMPT FIXED INCOME FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
District Of Columbia – 3.3%continued
5.00%, 10/1/40	$1,910	$2,364
5.00%, 10/1/43	4,000	4,824
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A,
5.00%, 7/15/45	10,390	13,310
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	1,800	2,173
5.00%, 7/1/43	3,000	3,587
		57,168
Florida – 5.6%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	2,500	2,909
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/37	2,450	2,989
4.00%, 10/1/44	3,000	3,284
Broward County Airport System Revenue Bonds, Series C, Prerefunded,
5.25%, 10/1/23(8)	5,000	5,787
Broward County Port Facilities Revenue Bonds, Series A,
5.00%, 9/1/44	5,000	5,862
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 9/1/21(8)	1,495	1,576
5.00%, 9/1/21(8)	—	—
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Unrefunded Balance,
5.00%, 9/1/24	410	427
5.00%, 9/1/25	330	343
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Prerefunded,
5.00%, 9/1/21(8)	1,680	1,763
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Unrefunded Balance,
5.00%, 9/1/23	820	852
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Florida – 5.6%continued
Central Florida Expressway Authority Senior Lien Revenue Bonds, Series B,
5.00%, 7/1/44	$2,500	$3,004
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,289
Escambia County Health Facilities Authority Revenue Refunding Bonds, Baptist Health Care Corp. Obligated Group,
4.00%, 8/15/45	3,500	3,745
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/28	1,000	1,328
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
3.00%, 7/1/30	2,500	2,596
Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Florida Institute of Technology,
4.00%, 10/1/44	1,750	1,745
Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Ringling College Project,
5.00%, 3/1/49	3,000	3,186
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	3,000	3,257
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	1,965	2,297
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,765
Miami-Dade County Aviation Revenue Bonds, Miami International, Prerefunded,
5.50%, 10/1/20(8)	2,500	2,533

NORTHERN FUNDS QUARTERLY REPORT     77    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Florida – 5.6%continued
5.50%, 10/1/20(8)	$—	$—
Miami-Dade County Aviation Revenue Refunding Bonds,
5.00%, 10/1/41	450	521
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,272
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,610
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,
5.00%, 7/1/39	4,025	4,435
Miami-Dade County Taxable G.O. Unlimited Refunding Bonds, Series B,
2.25%, 7/1/34	2,500	2,560
Miami-Dade County Transit System Sales Surtax Revenue Bonds,
5.00%, 7/1/42	10,000	10,741
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(8)	75	79
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,925	5,202
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	3,000	3,658
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds,
5.00%, 10/1/38	5,000	5,666
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/36	1,750	2,149
		97,430
Georgia – 1.7%
Atlanta Airport Revenue Bonds, Series B (AMT),
5.00%, 7/1/31	2,755	3,470
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Georgia – 1.7%continued
Georgia State Housing & Finance Authority Revenue Bonds, Series B,
3.25%, 12/1/49	$5,000	$5,305
Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/40	5,000	6,433
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/43	500	581
5.00%, 5/15/49	1,000	1,377
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	1,650	1,806
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,806
Private Colleges & Universities Authority Revenue Refunding Bonds, Series B, Emory University,
5.00%, 9/1/30	3,455	4,744
4.00%, 9/1/40	3,000	3,580
		30,102
Hawaii – 0.7%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	4,000	4,000
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/48	4,000	4,709
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,494
Honolulu City & County Wastewater System First Bond Resolution Revenue Bonds, Series A,
4.00%, 7/1/44	1,000	1,166
		12,369
Idaho – 0.1%
Idaho State Health Facilities Authority Hospital Revenue Bonds, Trinity Health Credit Group,
4.00%, 12/1/43	2,000	2,240

TAX-EXEMPT FIXED INCOME FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Illinois – 4.0%
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	$2,500	$2,699
Chicago O'Hare International Airport General Revenue Bonds, Series D, Senior Lien,
5.00%, 1/1/39	1,015	1,086
Chicago O'Hare International Airport General Revenue Refunding Bonds, Series B, Senior Lien,
5.00%, 1/1/41	3,100	3,523
Chicago O'Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,
5.00%, 1/1/23	2,000	2,121
Cook County Community Consolidated School District #21 Wheeling G.O. Unlimited Bonds, Series A (BAM Insured),
3.00%, 12/1/39	3,000	3,134
Cook County Sales Tax Revenue Refunding Bonds,
4.00%, 11/15/38	5,000	5,468
Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	1,740	1,881
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/49	1,250	1,457
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/28	1,500	1,998
Illinois State Finance Authority Revenue Bonds, Series A, DePaul University, Prerefunded,
6.13%, 4/1/21(8)	5,000	5,217
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/37	5,745	6,776
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Illinois – 4.0%continued
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
4.25%, 1/1/44	$5,000	$5,485
5.00%, 1/1/44	2,500	2,896
Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Healthsystem,
3.25%, 8/15/49	2,500	2,570
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,500	1,690
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	4,750	5,213
Illinois State Toll Highway Authority Revenue Bonds, Series A,
4.00%, 1/1/37	2,000	2,271
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/41	2,000	2,312
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured),
5.75%, 6/1/34	3,400	4,703
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	5,000	5,329
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,881
		70,710
Indiana – 0.9%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/38	3,150	3,331
4.25%, 10/1/44	3,000	3,290

NORTHERN FUNDS QUARTERLY REPORT     79    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Indiana – 0.9%continued
Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds,
4.00%, 11/15/46	$2,900	$3,129
Indianapolis Local Public Improvement Bond Bank Indyroads Revenue Bonds,
5.00%, 1/1/40	2,500	3,158
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,
5.00%, 1/1/44	2,000	2,427
		15,335
Iowa – 0.5%
Pefa Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2) (3)	7,000	8,447
Kansas – 0.2%
Olathe City G.O. Unlimited Temporary Notes, Series A,
8/1/21(4)	4,000	4,108
Kentucky – 1.5%
Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,
1.75%, 9/1/26(1) (2) (3)	1,500	1,499
Carroll County PCR Refunding Bonds, Kentucky Utilities Co. Project,
1.55%, 9/1/26(1) (2) (3)	3,750	3,745
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,578
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C, Gas Supply,
4.00%, 2/1/28(1) (2) (3)	10,000	11,684
Louisville & Jefferson County Metro Government Health System Revenue Bonds, Series A, Norton Healthcare, Inc.,
3.00%, 10/1/43	1,360	1,358
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Kentucky – 1.5%continued
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	$2,000	$2,101
		25,965
Louisiana – 1.7%
Lafayette Parish School Board Sales TRB,
5.00%, 4/1/48	2,165	2,583
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,238
Louisiana State G.O. Unlimited Bonds,
4.00%, 5/1/32	2,500	2,795
Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A, First Lien,
4.50%, 5/1/39	2,500	2,835
4.00%, 5/1/41	5,000	5,508
Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,
4.00%, 5/1/32	5,000	5,249
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/31	1,510	1,811
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,977
		28,996
Maryland – 0.9%
Baltimore County Metropolitan District 81st Issue G.O. Unlimited Bonds,
4.00%, 3/1/39	2,500	2,978
Baltimore County Metropolitan District G.O. Unlimited BANS,
4.00%, 3/22/21	10,000	10,268
Howard County G.O. Unlimited Bonds, Series A,
5.00%, 2/15/30	1,000	1,267

TAX-EXEMPT FIXED INCOME FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Maryland – 0.9%continued
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,
5.00%, 7/1/44	$1,100	$1,277
		15,790
Massachusetts – 3.8%
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	3,810	4,157
Massachusets State HFA Sustainability Revenue Bonds, Series A-1 (FHA Insured),
3.00%, 12/1/50	500	517
Massachusetts Bay Transportation Authority Assessment Revenue Refunding Bonds, Series A,
5.00%, 7/1/41	2,800	3,029
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(5)	2,500	2,128
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	1,900	2,629
Massachusetts State College Building Authority, Revenue Bonds, Series B, Green Bonds (State Intercept Program), Prerefunded,
5.00%, 5/1/24(8)	1,000	1,175
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University,
5.00%, 7/15/40	2,500	3,872
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/36	445	516
5.00%, 7/1/38	340	392
Massachusetts State Housing Finance Agency Revenue Bonds, Series H,
4.40%, 12/1/46	1,000	1,100
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	3,134
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Massachusetts – 3.8%continued
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/44	$2,000	$2,387
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series D, Prerefunded,
5.00%, 8/15/25(8)	3,010	3,692
Massachusetts State School Building Authority Sales TRB, Series A, Senior Lien,
5.00%, 5/15/38	5,000	5,523
5.00%, 5/15/43	3,015	3,326
Massachusetts State School Building Authority Sales TRB, Series B, Senior Lien,
5.00%, 11/15/36	1,500	1,827
5.00%, 11/15/39	2,500	3,026
Massachusetts State School Building Authority Subordinated Sales TRB, Series A,
5.00%, 2/15/44	4,000	5,014
Massachusetts State Special Obligation Dedicated Refunding Revenue Bonds, (NATL Insured),
5.50%, 1/1/34	2,500	3,384
Massachusetts State Transportation Fund Rail Enhancement & Accelerated Revenue Bonds,
5.00%, 6/1/42	7,820	9,514
Massachusetts State Transportation Fund Revenue Bonds, Series A, Accelerated Bridge Program, Prerefunded,
5.00%, 6/1/21(8)	5,000	5,217
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	1,455	1,820
		67,379
Michigan – 2.4%
Ann Arbor School District G.O. Unlimited Bonds (Q-SBLF Insured),
3.00%, 5/1/40	5,000	5,390

NORTHERN FUNDS QUARTERLY REPORT     81    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Michigan – 2.4%continued
Caledonia Community Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
4.00%, 5/1/50	$2,500	$2,889
Detroit City School District G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),
5.00%, 5/1/32	1,000	1,297
5.00%, 5/1/33	1,000	1,287
Ferndale Public Schools G.O. Unlimited Bonds (Q-SBLF Insured),
3.00%, 5/1/45	1,600	1,686
Grand Rapids Public Schools Building & Site G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 5/1/25	1,000	1,207
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,377
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.50%, 10/15/45	3,565	3,800
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.38%, 10/15/36	5,000	5,304
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1,
5.00%, 10/1/39	5,000	5,702
Michigan State University Revenue Bonds, Series B, Board of Trustees,
5.00%, 2/15/44	2,000	2,460
Thornapple Kellogg School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/39	2,050	2,651
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	2,000	2,255
Wayne County Airport Authority Revenue Refunding Bonds, Series G,
5.00%, 12/1/34	2,625	3,002
		41,307
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Minnesota – 0.3%
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),
5.00%, 2/1/28	$275	$346
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
4.00%, 8/1/28	5,000	5,014
		5,360
Missouri – 0.8%
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/33	1,000	1,194
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Prerefunded,
5.00%, 5/1/25(8)	1,605	1,948
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Unrefunded Balance,
5.00%, 5/1/45	3,395	3,982
Missouri State Environmental Improvement & Energy Resources Authority Revenue Refunding Bonds, Series A-R, Union Electric Co. Project,
2.90%, 9/1/33	2,500	2,717
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,919
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System,
5.00%, 11/15/43	1,280	1,506
		14,266
Montana – 0.1%
Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA Insured HUD VA),
3.90%, 12/1/48	95	103

TAX-EXEMPT FIXED INCOME FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Montana – 0.1%continued
Montana Facility Finance Authority Revenue Refunding Bonds, Series A, Social Health System,
4.00%, 1/1/38	$1,250	$1,390
		1,493
Nebraska – 1.8%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children's Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,177
5.00%, 11/15/37	1,000	1,174
Lancaster County School District No. 1 G.O. Unlimited Bonds,
3.00%, 1/15/34	5,000	5,599
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	5,668
5.00%, 2/1/42	4,250	5,263
Omaha Public Power District Electric Revenue Bonds, Series B,
4.00%, 2/1/46	5,000	5,169
Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded,
5.00%, 2/1/22(8)	2,210	2,373
University of Nebraska Facilities Corp. Taxable Revenue Refunding Bonds, Series B,
2.82%, 10/1/34	5,000	5,309
		31,732
Nevada – 0.8%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/36	5,000	5,407
Clark County G.O. Limited Bonds, Flood Control,
3.25%, 11/1/37	1,000	1,080
Clark County School District Building G.O. Limited Bonds, Series A,
4.00%, 6/15/36	2,000	2,249
4.00%, 6/15/38	4,000	4,470
		13,206
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
New Jersey – 0.9%
New Jersey State EDA Revenue Bonds, Transit Transportation Project,
5.00%, 11/1/34	$2,000	$2,270
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
5.00%, 6/15/34	500	569
4.00%, 6/15/44	2,250	2,290
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series BB,
4.00%, 6/15/44	5,000	5,086
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	4,500	5,021
		15,236
New York – 17.4%
Metropolitan Transportation Authority Revenue BANS, Series A-1,
5.00%, 2/1/23	6,000	6,357
Metropolitan Transportation Authority Revenue Bonds, Series A-1, Group 1, Green Bonds (AGM Insured),
4.00%, 11/15/43	5,000	5,537
Metropolitan Transportation Authority Revenue Bonds, Series C, Group 1, Green Bonds (AGM, CR Insured),
5.00%, 11/15/38	2,000	2,460
Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded,
5.25%, 11/15/20(8)	5,000	5,094
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1,
5.00%, 11/15/34	2,000	2,197
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/39	1,750	1,823
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,
5.00%, 6/15/46	2,000	2,222

NORTHERN FUNDS QUARTERLY REPORT     83    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
New York – 17.4%continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB, Second Generation, Fiscal 2013,
5.00%, 6/15/47	$2,500	$2,732
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB-1,
5.00%, 6/15/49	9,750	12,378
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series GG-1,
5.00%, 6/15/50	4,000	5,132
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
5.00%, 6/15/40	5,000	6,239
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series AA,
5.00%, 6/15/32	10,000	10,401
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.25%, 6/15/36	2,000	2,521
5.00%, 6/15/39	1,800	2,214
5.00%, 6/15/41	2,500	3,252
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	2,000	2,352
New York City Municipal Water Finance Authority Water & Sewer System Subordinate Revenue Refunding Bonds, Subseries FF-2,
5.00%, 6/15/40	3,500	4,469
New York City Transitional Finance Authority Building Aid Fiscal 2015 Revenue Bonds, Series S (State Aid Withholding),
5.00%, 7/15/36	1,500	1,746
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
New York – 17.4%continued
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	$3,000	$3,660
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,509
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	250	308
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,
5.00%, 2/1/40	7,485	8,987
5.00%, 2/1/43	8,310	9,921
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
4.00%, 5/1/41	5,000	5,733
3.00%, 5/1/45	10,000	10,334
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	5,000	6,112
New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1,
5.00%, 11/1/34	500	594
New York G.O. Unlimited Bonds, Series E-1,
4.00%, 3/1/42	2,500	2,806
New York G.O. Unlimited Bonds, Series I, Subseries 1-I,
5.00%, 3/1/28	1,510	1,724
New York G.O. Unlimited Bonds, Subseries A-1,
4.75%, 8/1/38	3,500	3,851
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 3/1/37	5,000	5,472
5.00%, 4/1/43	2,000	2,412

TAX-EXEMPT FIXED INCOME FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
New York – 17.4%continued
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/32	$1,000	$1,320
5.00%, 8/1/33	4,900	6,424
New York State Dorm Authority Revenues Non State Supported Debt Revenue Bonds, Series A, Columbia University,
5.00%, 10/1/47	3,000	4,871
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Memorial Sloan Kettering Cancer,
4.00%, 7/1/38	3,000	3,526
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	165	166
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series 2020, School Districts Financing Program (AGM Insured),
5.00%, 10/1/33	1,000	1,253
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
5.00%, 7/1/36	2,500	3,117
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,
5.00%, 10/1/46	500	805
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University,
5.00%, 10/1/38	4,500	5,670
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,
5.00%, 2/15/37	2,530	3,090
New York State Dormitory Authority Sales TRB, Series A, Group B,
5.00%, 3/15/38	5,090	6,153
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
New York – 17.4%continued
New York State Dormitory Authority State Personal Income Tax General Purpose Refunding Revenue Bonds, Series A,
5.00%, 12/15/22	$2,000	$2,226
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/33	2,000	2,428
5.25%, 3/15/38	5,000	6,345
5.25%, 3/15/39	2,500	3,164
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
3.00%, 2/15/49	2,750	2,817
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/35	1,000	1,031
3.25%, 3/15/36	5,035	5,175
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,378
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/42	4,000	4,909
New York State Environmental Facilities Corp. Clean & Drinking Water Revolving Funds Pooled Financing Program Revenue Bonds, Series B, Escrowed to Maturity,
5.50%, 4/15/35	5,000	7,194
New York State Environmental Facilities Corp. Revenue Bonds, Series C, Green Bonds,
5.00%, 8/15/37	1,200	1,495
New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water,
5.00%, 6/15/41	10,000	10,374

NORTHERN FUNDS QUARTERLY REPORT     85    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
New York – 17.4%continued
New York State Environmental Facilities Corp. State Clean & Drinking Water Subordinate Revenue Refunding Bonds, Series B,
5.00%, 6/15/44	$3,300	$4,225
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds,
4.00%, 6/15/46	5,000	5,582
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds, New York City Municipal Water,
4.00%, 6/15/45	2,000	2,345
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA, FNMA Insured),
4.15%, 11/1/47	1,000	1,078
New York State Power Authority Revenue Refunding Bonds, Series A,
4.00%, 11/15/45	3,000	3,548
New York State Thruway Authority General Revenue Junior Indebtedness Obligations Subordinate Revenue Bonds, Series B,
4.00%, 1/1/39	2,975	3,415
4.00%, 1/1/45	2,000	2,260
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	57
New York State Thruway Authority Revenue Bonds, Series N, Group 1,
5.00%, 1/1/39	10,000	12,544
New York State Urban Development Corp. General Personal Income TRB, Series A,
4.00%, 3/15/45	2,500	2,894
3.00%, 3/15/50	4,000	4,129
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	3,000	3,284
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
New York – 17.4%continued
New York State Urban Development Corp. Taxable General Personal Income TRB,
3.90%, 3/15/33	$5,000	$5,719
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 217,
5.00%, 11/1/44	2,000	2,492
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),
5.00%, 10/15/44	3,000	3,328
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,257
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/31	500	584
Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, MTA Bridges &Tunnels,
5.00%, 11/15/54	3,000	3,729
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute Project, Forward Delivery,
4.00%, 9/1/40	1,250	1,351
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,995
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/39	2,500	3,130
5.00%, 12/15/40	1,000	1,249
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	3,500	3,961
Westchester County G.O. Limited Bonds, Series A,
4.00%, 12/1/29	625	747
		305,383

TAX-EXEMPT FIXED INCOME FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
North Carolina – 1.3%
Charlotte Airport Revenue Bonds, Charlotte Douglas International (AMT),
4.00%, 7/1/39	$1,255	$1,389
Charlotte COPS, Series B,
3.00%, 6/1/22	2,000	2,004
Charlotte Refunding COPS, Convention Facility Project,
4.00%, 6/1/49	5,000	5,616
Forsyth County G.O. Unlimited Refunding Bonds,
3.00%, 4/1/28	2,995	3,485
Johnson County Limited Obligation Revenue Refunding Bonds, Series A,
4/1/38(4)	1,000	1,072
North Carolina Capital Facilities Finance Agency Educational Revenue Bonds, Wake Forest University,
5.00%, 1/1/48	1,000	1,218
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL, IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	6,015	6,517
North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,
3.00%, 7/1/46	1,000	1,046
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),
5.00%, 1/1/49	500	598
4.00%, 1/1/55	500	541
		23,486
Ohio – 3.2%
Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project,
5.00%, 11/15/41	1,750	2,580
5.00%, 11/15/49	3,500	5,438
Liberty-Benton Local School District G.O. Unlimited Bonds (School District Credit Program),
4.00%, 11/1/44	1,975	2,304
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Ohio – 3.2%continued
Miami County Hospital Facilities Improvement Revenue Refunding Bonds, Kettering Health Network,
5.00%, 8/1/49	$2,000	$2,355
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/15/23	10,000	11,483
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C,
4.00%, 9/15/22	4,000	4,328
Ohio State Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 5/1/34	5,780	7,209
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	1,138
Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series C,
4.00%, 8/1/21	2,080	2,164
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B,
3.00%, 12/1/33	2,000	2,234
Ohio Turnpike & Infrastructure Commission Senior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 2/15/23(8)	10,000	11,209
Upper Arlington Special Obligation Non-Tax Revenue Bonds, Lane Avenue Mixed-Use Development,
3.00%, 12/1/44	2,000	2,103
Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),
3.13%, 12/1/51	2,000	2,022
		56,567
Oklahoma – 0.4%
Norman Regional Hospital Authority Revenue Bonds, Norman Regional Hospital Authority,
4.00%, 9/1/45	4,000	4,203

NORTHERN FUNDS QUARTERLY REPORT     87    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Oklahoma – 0.4%continued
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C,
4.00%, 1/1/42	$2,000	$2,263
		6,466
Oregon – 1.0%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),
0.00%, 6/15/38(5)	7,500	3,981
Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(5)	1,000	590
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	1,100	1,300
Oregon State Health & Science University Revenue Refunding Bonds, Series A,
4.00%, 7/1/44	1,685	1,946
Oregon State Health & Science University Revenue Refunding Bonds, Series B,
5.00%, 7/1/38	2,035	2,419
Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,
5.00%, 5/15/44	3,500	4,192
Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/35	2,000	2,493
		16,921
Pennsylvania – 1.4%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured),
4.00%, 6/1/39	5,000	5,568
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Pennsylvania – 1.4%continued
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	$820	$973
5.00%, 5/1/35	865	1,022
Franklin County G.O. Unlimited Refunding Bonds,
4.00%, 11/1/33	1,075	1,218
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
4.00%, 8/15/49	3,500	3,914
5.00%, 8/15/49	5,000	6,074
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	2,971
Pennsylvania State Turnpike Commission Revenue Bonds, Series A,
5.00%, 12/1/33	1,500	1,871
Springfield School District Delaware County G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 3/1/43	1,500	1,739
		25,350
Rhode Island – 0.6%
Rhode Island Health & Educational Building Corp. Public Schools Revenue Bond Financing Program Revenue Bonds, Series B, Town of Lincoln Issue,
4.00%, 5/15/37	3,000	3,580
Rhode Island Infrastructure Bank Municipal Road And Bridge Revolving Fund Revenue Bonds, Series A,
5.00%, 10/1/29	1,430	1,856
Rhode Island Turnpike & Bridge Authority Motor Fuel TRB, Series A,
4.00%, 10/1/44	5,265	5,785
		11,221

TAX-EXEMPT FIXED INCOME FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
South Carolina – 2.0%
Charleston County School District G.O. Unlimited BANS, Phase IV Sales Tax Project (SCSDE Insured),
5.00%, 5/12/21	$10,000	$10,415
Charleston Waterworks & Sewer System Revenue Bonds,
5.00%, 1/1/44	2,500	3,252
Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,
4.00%, 2/1/24(1) (2) (3)	2,000	2,197
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC, CR MBIA Insured),
5.38%, 1/1/25	5,820	6,928
South Carolina State Jobs-EDA Hospital Facilities Revenue Refunding Bonds, Bon Secours Mercy Health,
4.00%, 12/1/44	2,000	2,254
South Carolina State Transportation Infrastructure Bank Variable Revenue Refunding Bonds, Series 2003B,
(Floating, ICE LIBOR USD 1M + 0.45%), 0.57%, 10/1/22(1) (3)	9,950	9,822
		34,868
Tennessee – 0.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.25%, 10/1/58	1,500	1,636
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT),
4.00%, 7/1/49	2,000	2,209
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	130	138
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	215	231
Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,
4.00%, 11/1/25(1) (2) (3)	2,000	2,264
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Tennessee – 0.7%continued
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 9/1/34	$5,000	$6,307
		12,785
Texas – 7.0%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	608
Central Regional Mobility Authority Revenue Refunding Bonds,
5.00%, 1/1/46	750	814
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 12/1/31	3,425	4,094
Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series C,
10/1/49(4)	4,000	4,762
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/39	2,500	2,756
North Texas Tollway Authority Revenue Refunding Bonds,
4.25%, 1/1/49	1,500	1,676
North Texas Tollway Authority Revenue Refunding Bonds, First Tier,
5.00%, 1/1/38	2,500	2,541
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/39	2,500	3,004
Northside Texas Independent School District Building G.O. Unlimited Bonds, Series A (PSF, Gtd.),
4.00%, 6/1/30	4,390	4,661
Pflugerville Independent School District Tax School Building G.O. Unlimited Bonds, Series 2014 (PSF, Gtd.),
4.00%, 2/15/33	5,000	5,574
Texas State Department of Housing & Community Affairs Revenue Bonds, Series A (GNMA Insured),
3.38%, 9/1/39	2,730	2,966
Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission,
5.00%, 10/1/44	5,000	5,759

NORTHERN FUNDS QUARTERLY REPORT     89    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Texas – 7.0%continued
Texas State TRANS,
4.00%, 8/27/20	$71,650	$72,070
Texas State Water Development Board Revenue Bonds,
5.00%, 4/15/49	4,300	5,377
Texas State Water Development Board TRB, Series B,
3.03%, 10/15/39	750	826
University of Texas Permanent University Fund Revenue Bonds, Series B,
4.00%, 7/1/41	5,000	5,693
		123,181
Utah – 0.7%
Davis County School District G.O. Unlimited Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),
3.00%, 6/1/30	3,330	3,649
Park City Sales TRB,
4.00%, 12/15/31	2,200	2,616
Provo G.O. Unlimited Refunding Bonds,
5.00%, 1/1/26	500	618
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/42	3,000	3,514
Utah State Transit Authority Sales TRB, Senior Lien,
5.00%, 12/15/33	1,125	1,414
		11,811
Virginia – 1.5%
Arlington County IDA Revenue Refunding Bonds, Virginia Hospital Center,
4.00%, 7/1/45	2,000	2,281
Fairfax County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 10/1/39	5,000	6,605
Norfolk G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 10/1/26(8)	500	639
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), Prerefunded,
5.00%, 10/1/22(8)	500	553
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Virginia – 1.5%continued
Roanoke EDA Hospital Revenue Refunding Bonds, Series A, Carilion Clinic Obligated Group,
5.00%, 7/1/47	$3,000	$4,606
Virginia HAD Revenue Bonds, Series E,
3.15%, 12/1/49	1,500	1,578
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment,
4.50%, 2/1/34	5,000	5,432
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College & Equipment,
5.00%, 2/1/30	2,530	3,271
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
4.00%, 5/15/37	2,000	2,106
		27,071
Washington – 1.6%
Central Puget Sound Regional Transit Authority Sales & Use Tax Revenue Refunding & Improvement Bonds, Series S-1, Green Bonds,
5.00%, 11/1/50	5,000	5,833
King County Public District No. 2 (Evergreenhealth) G.O. Limited Bonds, Series A,
4.00%, 12/1/45	1,500	1,674
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	671
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/37	5,000	5,824
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	2,230	2,858
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,616

TAX-EXEMPT FIXED INCOME FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Washington – 1.6%continued
Washington State Housing Finance Commission SFM Revenue Refunding Bonds,
3.70%, 12/1/34	$20	$22
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	2,000	2,266
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	1,320	1,510
Washington State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/39	1,500	1,897
		28,171
West Virginia – 0.7%
Marshall University Revenue Refunding Bonds, Series A (AGM Insured),
3.00%, 5/1/46	1,500	1,533
4.00%, 5/1/50	10,000	11,227
		12,760
Wisconsin – 1.4%
PMA Levy & Aid Anticipation Notes Program Revenue Participation Notes, Series A,
3.00%, 10/23/20	2,500	2,521
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
4.25%, 4/1/48	4,000	4,224
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/37	4,650	5,897
5.00%, 5/1/40	3,000	3,588
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/35	1,025	1,177
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,563
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Wisconsin – 1.4%continued
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Rogers Memorial Hospital,
5.00%, 7/1/49	$2,000	$2,259
Wisconsin State Housing & EDA Revenue Bonds, Series A,
4.45%, 5/1/57	2,305	2,576
		23,805
Total Municipal Bonds
(Cost $1,488,719)		1,544,901

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 9.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(9) (10)	163,990,502	$163,991
Total Investment Companies
(Cost $163,991)		163,991

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.0%
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 8/1/20	$2,095	$2,103
Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A, 4.00%, 6/1/21(1) (2) (3)	5,000	5,131
Clark County Passenger Facility Charge Revenue Refunding Bonds, Las Vegas Mccarran International, 5.00%, 7/1/20	10,000	10,000
Dallas County Hospital District G.O. Limited Refunding Bonds, 5.00%, 8/15/20	3,970	3,992
Hennepin County Variable G.O. Unlimited Refunding Bonds, Series B, 0.09%, 7/9/20(1) (3) (11)	4,790	4,790
New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, 0.03%, 7/2/20(1) (3) (11)	4,500	4,500

NORTHERN FUNDS QUARTERLY REPORT     91    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.0% continued
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series 1, 5.00%, 11/1/20	$5,000	$5,079
New York State Dormitory Authority State Personal Income Tax Subordinate RANS, Series B, 5.00%, 3/31/21	10,000	10,352
Ohio State University Variable Revenue Bonds, Series B, 0.06%, 7/9/20(1) (3) (11)	6,000	6,000
Total Short-Term Investments
(Cost $51,871)		51,947

Total Investments – 100.3%
(Cost $1,704,581)		1,760,839
Liabilities less Other Assets – (0.3%)		(5,551)
NET ASSETS – 100.0%		$1,755,288

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2020.
(5)	Zero coupon bond.
(6)	Discount rate at the time of purchase.
(7)	Step coupon bond. Rate as of June 30, 2020 is disclosed.
(8)	Maturity date represents the prerefunded date.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of June 30, 2020 is disclosed.
(11)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LIBOR - London Interbank Offered Rate

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

S&P - Standard & Poor's

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

SRF - Special Revenue Fund

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

TAX-EXEMPT FIXED INCOME FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
VA - Veterans Affairs
Percentages shown are based on Net Assets.
At June 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	11.8%
AA	50.4
A	16.9
A1+ (Short Term)	4.6
A1 (Short Term)	1.3
A2 (Short Term)	0.6
BBB	3.3
Not Rated	1.8
Cash Equivalents	9.3
Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S& P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
Airport	7.1%
General	23.1
General Obligation	10.7
Higher Education	6.7
Medical	5.6
School District	7.2
Short-Term Investments	9.3
Transportation	9.5
Water	9.5
All other sectors less than 5%	11.3
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$1,544,901	$—	$1,544,901
Investment Companies	163,991	—	—	163,991
Short-Term Investments	—	51,947	—	51,947
Total Investments	$163,991	$1,596,848	$—	$1,760,839

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$103,533	$280,778	$220,320	$50	$163,991	163,990,502
NORTHERN FUNDS QUARTERLY REPORT     93    TAX-EXEMPT FIXED INCOME FUNDS